As filed with the Securities and Exchange Commission on August 23, 2010

1933 Act Registration No. 333-133691

1940 Act Registration No. 811-21897

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment  ☐

Post-Effective Amendment No. 6  ☒

and/or

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 9 ☒

(Check appropriate box or boxes)

THE ROXBURY FUNDS

(Exact Name of Registrant as Specified in Charter)

6001 Shady Oak Road, Suite 200

Minnetonka, MN 55343

(Address of Principal Executive Offices, including Zip Code)

(800) 497-2960

(Registrant’s Telephone Number, including Area Code)

Brian C. Beh

Roxbury Capital Management, LLC

6001 Shady Oak Road, Suite 200

Minnetonka, MN 55343

(Name and Address of Agent for Service)

COPY TO:

Michael P. Malloy, Esq.

Drinker Biddle & Reath LLP

One Logan Square

18th and Cherry Streets

Philadelphia, PA 19103-6996

It is proposed that this filing will become effective (check appropriate box):

☐  Immediately upon filing pursuant to paragraph (b)

☐  On (date) pursuant to paragraph (b)

☐  60 days after filing pursuant to paragraph (a)(1)

☒ On November 1, 2010 pursuant to paragraph (a)(1)

☐  75 days after filing pursuant to paragraph (a)(2)

☐  On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐  this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

THE
ROXBURY FUNDS

Disciplined Investing. Independent Thinking.™

PROSPECTUS

NOVEMBER 1, 2010

Roxbury Small-Cap Growth Fund

Ticker: RSCIX

Institutional Shares

Telephone: (800) 497-2960

www.RoxburyFunds.com

[This prospectus contains important information about this mutual fund, including information on its investment policies, risks, and fees.  For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.]

Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete.  Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

SUMMARY SECTION

Investment Objective	1
Fees and Expenses of the Fund	1
Example	1
Portfolio Turnover	2
Principal Investment Strategies	2
Principal Risks	2
Performance Information	3
Investment Adviser	4
Portfolio Managers	4
Purchase and Sale of Fund Shares	4
Tax Information	5
Payments to Broker-Dealers and Other Financial Intermediaries	5
ADDITIONAL INFORMATION ABOUT THE FUND
Details about the goals, strategies, risks and financial history of the Fund.

Additional Information about Investment Strategies	6
Additional Risk Information	7
Financial Highlights	9
MANAGEMENT OF THE FUND
Details about the service providers.

Investment Adviser	10
Fund Managers	10
Service Providers	12
SHAREHOLDER INFORMATION
Policies and instructions for opening, maintaining, and closing an account in the Fund.

Pricing of Shares	13
Purchase of Shares	13
Redemption of Shares	14
Distributions	17
Taxes	17
DISTRIBUTION AND SHAREHOLDER SERVICE ARRANGEMENTS	19
DISCLOSURE OF PORTFOLIO HOLDINGS	19
GLOSSARY	20
For information about key terms and concepts, please refer to the “Glossary.”

SUMMARY SECTION

INVESTMENT OBJECTIVE

The Roxbury Small-Cap Growth Fund (the “Small-Cap Growth Fund” or the “Fund”) seeks superior long-term growth of capital.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Small-Cap Growth Fund.

Shareholder Fees (fees paid directly from your investment):
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load)	None
Maximum sales charge imposed on reinvested dividends (and other distributions)	None
Redemption fee (as a percentage of amounts redeemed within 60 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management fees	1.00%
Distribution (12b-1) fees	None
Shareholder service fees	None
Other expenses	[ ]	%
Total Annual Fund Operating Expenses	[ ]	%
Fee Waivers/Expense Reimbursements(1)	[( )]	%
Total Annual Fund Operating Expenses After Fee Waivers/Expense Reimbursements(1)	[ ]	%

(1)   The investment adviser has contractually agreed to waive a portion of its fees and reimburse certain expenses for the Small-Cap Growth Fund to limit the total annual fund operating expenses to 1.25%.  The waivers and reimbursements will remain in effect through December 31, 2020 unless otherwise agreed to by the Board of Trustees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual fee waiver/expense reimbursement through December 31, 2020). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year		3 Years		5 Years		10 Years
$	[ ]	$	[ ]	$	[ ]	$	[ ]

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [      ]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Small-Cap Growth Fund, under normal market conditions, invests at least 80% of its assets in the following equity (or equity-related) securities:

•              Common stocks of U.S. corporations that are judged by the investment adviser to have strong growth characteristics or to be undervalued in the marketplace relative to underlying profitability and have a market capitalization which, at the time of purchase, is consistent with the capitalization ranges of the S&P SmallCap 600® and Russell 2000® Indices (“small-cap companies”);

•              Options on, or securities convertible into, the common stock of small-cap companies (such as convertible preferred stock, convertible bonds, warrants, and debentures);

•              Options on indices of the common stock of small-cap companies; and

•              Contracts for either the future delivery, or payment in respect of the future market value, of certain indices of common stock of small-cap companies, and options upon such futures contracts.

The 80% policy of the Small-Cap Growth Fund may be changed upon sixty (60) days written notice to shareholders.

The Fund may also invest in foreign securities including American Depositary Receipts, and in convertible securities, including preferred stock, warrants and debentures.

A stock generally becomes a purchase candidate if the investment adviser believes there is a catalyst in place to provide for at least 15% stock price appreciation over the next 12 months.

The Fund maintains a portfolio of approximately 60-90 stocks, which is constructed with the overall goal of mitigating risk.  However, the actual amount of the portfolio holdings may vary due to market conditions.

The investment adviser generally sells stocks when it believes they have become overvalued, when the fundamentals weaken or if poor relative price performance persists.

As of September 30, 2010, the range of market capitalizations represented by companies in the Russell 2000® Growth Index was between $[         ] million and $[       ] billion and the S&P SmallCap 600® Index was between $[     ] and $[     ].  Due to market price adjustments or other events after the time of purchase, it is possible that a company’s market capitalization may drift above or below this range.  Nevertheless, a company whose capitalization no longer meets this definition after purchase continues to be considered to have a small market capitalization for purposes of the 80% policy.  The Fund may invest up to 20% of its assets in stocks of companies in other capitalization ranges.

PRINCIPAL RISKS

An investment in the Fund is subject to the principal risks summarized below, which are further described under “Additional Risk Information.”

2

•	It is possible to lose money by investing in the Fund. There is no guarantee that stocks in general or the specific securities that the Fund buys will increase in value.

•

The Fund’s share price will fluctuate in response to changes in market value of the Fund’s underlying investments. Market value changes result from business developments affecting an issuer as well as general market and economic conditions.

•

The Fund is subject to greater volatility than funds that invest in large-cap companies. Small-cap companies may be more vulnerable than large-cap companies to adverse business or economic developments, their securities may be less liquid and more volatile than securities of larger companies, and they may suffer significant losses.

•	Growth-oriented investments may be more volatile than the rest of the U.S. stock market as a whole.

•	Investments in a foreign market are subject to foreign security risk and the risk of losses caused by Changes in foreign currency exchange rates.

•

The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in securities underlying those derivatives. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives.

•

The Fund engages in active and frequent trading, resulting in high portfolio turnover. The higher the Fund’s portfolio turnover rate in a year, the greater the trading costs and the greater the chance of a shareholder receiving taxable gains in the year.

•	The performance of the Fund will depend on whether or not the investment adviser is successful in pursuing the Fund’s investment strategies.

The Fund is also subject to other risks which are described under “Additional Risk Information.”

PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the performance of the Fund from calendar year to calendar year and by showing how the Fund’s average annual returns for one year, five years and since inception, both before and after taxes, compared with those of the Russell 2000® Growth Index, which is a broad measure of market performance.  This performance information includes performance of the Fund’s predecessor, the Roxbury Small-Cap Growth Fund (a series of WT Mutual Fund) (the “Predecessor Fund”), for periods prior to February 2, 2007.  Total returns would have been lower had certain fees and expenses not been waived and/or reimbursed.  The Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.  More recent performance information is available by calling 1-800-497-2960.

Average Annual Total Returns for the Calendar Years Since Inception*

2004	2005	2006	2007	2008	2009
7.55%	7.68%	11.97%	(0.12)%	(39.86)%	[ ]	%

Best Quarter		Worst Quarter
[ ]	%	[ ]	%
[ ]		[ ]

3

*The year-to-date return for the Fund is [ ]% as of September 30, 2010.

Average Annual Total Returns as of December 31, 2009	1 Year		5 Year		Since Inception (1/2/03)
Return Before Taxes(1)	[ ]	%	[ ]	%	[ ]	%
Return After Taxes on Distributions(2)	[ ]	%	[ ]	%	[ ]	%
Return After Taxes on Distributions and Sales of Fund Shares(1), (2)	[ ]	%	[ ]	%	[ ]	%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%	[ ]	%

(1)   These figures assume the reinvestment of dividends and capital gain distributions.

(2)   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown, and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

INVESTMENT ADVISER

Roxbury Capital Management, LLC

PORTFOLIO MANAGERS

Robert Marvin	Brian Smoluch
CFA	CFA
Managing the Fund since July 2002	Managing the Fund since July 2002

David G. Swank	Nick A. Blankl
CFA	CFA
Managing the Fund since April 2009	Managing the Fund since April 2009

PURCHASE AND SALE OF FUND SHARES

Fund shares are offered on a continuous basis and are sold without any sales charges.  The minimum initial investment in the Fund is $100,000.  Additional investments may be made in any amount.

A shareholder may sell (redeem) your shares on any Business Day.  Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request (normally, each day that the New York Stock Exchange is open). Shares may be redeemed in one of the following ways:

By Regular mail- Send a written request to:

The Roxbury Funds

C/O BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9814

Providence, RI 02940

By Wire:

Call BNY Mellon at 800-497-2960.

4

TAX INFORMATION

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.  You will be notified annually of the tax status of distributions to you.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related service. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

5

ADDITIONAL INFORMATION ABOUT THE FUND

INVESTMENT GOAL

The Fund seeks superior long-term growth of capital.  The Fund’s investment objective may not be changed without shareholder approval.

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES

The investment adviser’s research process for the Fund begins by screening a universe of stocks with market capitalizations of less than $2 billion and expected future earnings growth of greater than 15%.  The investment adviser then performs fundamental analysis to identify companies with the following characteristics: growing revenues; stable or expanding margins; low debt levels; solid cash flows; and high or potentially high returns on capital.  The investment adviser performs additional research of the most promising stocks to uncover those companies with solid management that have executed well over time, strengthening competitive positions, and positive business and market trends.  A valuation analysis is then performed to see whether the stock is attractively priced relative to its industry, historical range, and the overall market.

The Fund may invest in certain options and financial futures contracts (“derivatives”) as well as foreign securities, including American Depositary Receipts (“ADRs”).  ADRs are negotiable certificates held in a U.S. bank representing a specific number of shares of a foreign stock traded on a U.S. stock exchange.  ADRs make it easier for U.S. citizens to invest in foreign companies due to the widespread availability of dollar-denominated price information, lower transaction costs, and timely dividend distributions.  An American Depositary Share or ADS is the share issued under an American Depositary Receipt agreement which is actually traded.

At the time of purchase, individual stock holdings may represent up to 5% of the Fund’s value.  However, due to market price fluctuations, individual stock holdings may exceed 5% of the Fund’s value.  The Fund may overweight or underweight certain industries and sectors based on the investment adviser’s opinion of the relative attractiveness of companies within those industries and sectors.  The Fund may not invest in more than 10% of the outstanding voting shares of a company.

In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position and invest without limit in commercial paper and other money market instruments that are rated investment grade by a nationally recognized statistical rating organization, or determined by the investment adviser to be of comparable quality.  The result of this action may be that the Fund will be unable to achieve its investment objective.

The frequency of fund transactions and the Fund’s turnover rate will vary from year to year depending on the market.  A higher turnover rate increases transaction costs (i.e., brokerage commissions) and may create adverse tax consequences for the Fund’s shareholders.  With frequent trading activity, a greater proportion of any dividends paid out by the Fund will be characterized as ordinary income, which is taxed at higher rates than long-term capital gains.  Such factors may have the effect of lowering the Fund’s NAV and overall fund performance.  The Fund also may use other strategies and engage in other investment practices, which are more fully described in the Statement of Additional Information (“SAI”).

6

ADDITIONAL RISK INFORMATION

The following is a list of certain risks that may apply to your investment in the Fund.  Further information about investment risks is available in the Fund’s SAI.

•              Small Company Risk: Companies in which the Fund invests may be more vulnerable than larger companies to adverse business or economic developments.  Small-cap companies may also have limited product lines, markets, or financial resources, may be dependent on relatively small or inexperienced management groups, and may operate in industries characterized by rapid technological obsolescence.  Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk than investing in larger companies.

•              Growth Investing Risk: The risk that an investment in a growth-oriented fund may be more volatile than the rest of the U.S. market as a whole.

•              Derivatives Risk: Some of the Fund’s investments may be referred to as “derivatives” because their value depends on, or is derived from, the value of an underlying asset, reference rate, or index.  These investments include options, futures contracts, and similar investments that may be used in hedging, risk management, or other fund management purposes consistent with the Fund’s investment objective.  The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks.  As a fundamental policy, no more than 15% of the Fund’s total assets may at any time be committed or exposed to derivative strategies.

•              Foreign Security Risk: Foreign investments involve risks relating to political, economic, regulatory, or social instability, military action or unrest, or diplomatic developments and may be affected by actions of foreign governments adverse to the interest of U.S. investors.

•              Currency Risk: The risk related to investments denominated in foreign currencies.  Foreign securities are usually denominated in foreign currency; therefore, changes in foreign currency exchange rates affect the net asset value of the Fund.

•              IPO Risk: The Fund may purchase securities of companies engaged in initial public offerings (“IPOs”).  The price of securities purchased in IPOs can be very volatile.  The effect of IPO investments on the Fund’s performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund, and whether and to what extent a security purchased in an IPO appreciates or depreciates in value.  As the Fund’s asset base increases, IPOs often have a diminished effect on fund performance.

•              Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.  While the markets in securities of small companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volumes than more widely held securities.  The values of these securities may fluctuate more sharply than those of other securities, and the Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices.  There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers’ underlying earnings potential or assets.  Forced liquidations of the Fund could result in adverse price fluctuations in securities held and in the Fund’s overall value.

7

•              Market Risk: The risk that the market value of a security may go up or down in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Price changes may be temporary or last for extended periods.

•              Valuation Risk: The risk that the Fund has incorrectly valued certain of its securities.

8

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance for the past five years for Institutional Shares of the Small-Cap Growth Fund.  Certain information reflects financial results for a single share of the Fund.  The total returns in the tables represent the rate that you would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and other distributions.  Information for the years ended June 30, 2007, June 30, 2008, June 30, 2009 and June 30, 2010 has been audited by [    ], whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available, without charge, upon request at www.RoxburyFunds.com.  Information for the year ended June 30, 2006 was audited by the Fund’s former independent registered public accounting firm for the Predecessor Fund.  The financial highlights for periods until February 2, 2007 represent the performance of the Predecessor Fund.

SMALL-CAP GROWTH FUND –	For the Fiscal Years Ended June 30,
Institutional Shares(1)	2010		2009	2008	2007	2006
Net Asset Value – Beginning of Year	$ [ ]		$14.25	$20.69	$19.62	$16.66
Investment Operations:
Net investment loss(2)	[ ]		(0.10)	(0.13)	(0.19)	(0.15)
Net realized and unrealized gain/(loss) on investments	[ ]		(3.31)	(3.27)	2.87	3.17
Total from investment operations	[ ]		(3.41)	(3.40)	2.68	3.02
Distributions:
From net realized gains	[ ]		—	(3.04)	(1.61)	(0.06)
From tax return of capital	[ ]		— (3)	—	—	—
Total distributions	[ ]		—	(3.04)	(1.61)	(0.06)
Net Asset Value – End of Year	$ [ ]		$10.84	$14.25	$20.69	$19.62

Total Return	[ ]	%	(23.90)%	(18.07)%	14.28%	18.17%

Ratios (to average net assets)/ Supplemental Data
Expenses:
Including waivers/reimbursements	[ ]	%	1.25%	1.25%	1.25%	1.24%
Excluding waivers/reimbursements	[ ]	%	1.47%	1.36%	1.26%	1.25%
Net investment loss	[ ]	%	(0.89)%	(0.77)%	(0.95)%	(0.78)%
Portfolio turnover rate	[ ]	%	163%	167%	159%	144%
Net assets at end of year (000 omitted)	[ ]	%	$77,183	$168,873	$217,391	$198,835

(1)   The information through February 2, 2007 set forth in this table is the financial data of the Fund as a series of WT Mutual Fund.

(2)   The net investment loss per share was calculated using the average shares outstanding method.

(3)   Amount is less than $0.01.

9

INVESTMENT ADVISER

Roxbury Capital Management, LLC (“Roxbury”), 6001 Shady Oak Road, Suite 200, Minnetonka, MN 55343, serves as the investment adviser to the Fund.  As the Fund’s investment adviser, Roxbury has overall responsibility for directing the Fund’s investments.  Roxbury provides investment advisory services to mutual funds and other institutional accounts, including corporations, union and pension accounts, foundations, and endowments, as well as to individuals.  As of September 30, 2010, Roxbury had assets under management of approximately $[      ] billion.

The Small-Cap Growth Fund pays Roxbury a monthly advisory fee at the annual rate of 1.00% of the Fund’s first $1 billion of average daily net assets; 0.95% of the next $1 billion of average daily net assets; and 0.90% of average daily net assets in excess of $2 billion.  For the fiscal year ended June 30, 2010, Roxbury received, after waivers and reimbursements, an advisory fee of [      ]% of the average daily net assets of the Small-Cap Growth Fund.  A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement for the Fund will be available in the Fund’s Semi-Annual Report to shareholders dated December 31, 2010.

FUND MANAGERS

The business experience and educational background of the Fund’s managers is provided below.  The Fund’s SAI provides additional information about the managers’ compensation, other accounts managed by the Fund managers and the managers’ ownership of securities in the Fund.

The day-to-day management of the Small-Cap Growth Fund is the responsibility of Roxbury’s Small-Cap Growth Investment Team, which includes the individuals listed below.  The Investment Team meets regularly to make investment decisions for the Fund.

Robert Marvin, CFA joined Roxbury in July 2002 and has fourteen years of investment management experience.  From 1998 to July 2002, Mr. Marvin was with Columbia Management Group (“Columbia”) where he was a Fund Manager on the Small/Mid Cap Investment Team as well as an Equity Analyst focusing on small/mid-cap securities.  Prior to joining Columbia, he was Vice President and Consumer Analyst for The Seidler Companies, a Los Angeles based boutique research and brokerage firm.  Mr. Marvin began his career at Deloitte & Touche where he earned his CPA and became a Senior Consultant.  He has a B.S. from the University of California, Berkeley and an M.B.A. from UCLA.

Brian Smoluch, CFA joined Roxbury in July 2002 and has twelve years of investment management experience.  From 1998 to July 2002, Mr. Smoluch was with Columbia where he was a Fund Manager on the Small/Mid-Cap Investment Team as well as an Equity Analyst focusing on small/mid-cap securities.  From July 1994 to June 1996, he was a Financial Analyst at Salomon Brothers Investment Banking in New York City.  He has a B.S. from the University of Virginia and an M.B.A. from Harvard University.

David G. Swank, CFA joined Roxbury in April 2009 and has thirteen years of investment experience. His responsibilities include portfolio management as well as equity analysis focusing exclusively on small-cap securities. From 2008 to 2009, Mr. Swank was a Vice President and Healthcare Sector Head with GMT Capital Corporation a long/short equity hedge fund.  From 2000 to 2008, he was employed with Morgan Stanley Management/Frontpoint, Durus Capital and Perseus-Soros Management.  Mr. Swank has a B.S. with distinction from the University of Virginia and an M.B.A. from The Amos Tuck School at Dartmouth College.

10

Nick A. Blankl, CFA joined Roxbury in April 2009 and has nine years of investment management experience.  His responsibilities include portfolio management as well as equity analysis focusing exclusively on small-cap securities.  From 2006 to 2008, Mr. Blankl was a Senior Vice President and Portfolio Manager for the Small-Cap Growth team with Provident Investment Counsel.  He began his career as a Research Analyst at Provident Investment Counsel in 2000.  Prior to entering the investment industry in 2000, Mr. Blankl was a national Marketing Manager with Schwan’s Sales Enterprises. Mr. Blankl earned his undergraduate degree at the Loyola Marymount University and has an M.B.A. from the University of Southern California.

11

SERVICE PROVIDERS

The chart below provides information on the primary service providers of The Roxbury Funds.

Asset	Shareholder
Management	Services

Investment Adviser Roxbury Capital Management, LLC 6001 Shady Oak Road Suite 200 Minnetonka, MN 55343 Manages the Fund’s business and investment activities.

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.
(formerly PNC Global Investment
Servicing (U.S.) Inc.)

760 Moore Road

King of Prussia, PA 19406

Handles shareholder services, including recordkeeping and statements, payment of distribution, and processing of buy and sell requests.

THE ROXBURY FUNDS

Roxbury Small-Cap Growth Fund

Fund Operations	Asset Safe Keeping

Administrator & Accounting Agent

BNY Mellon Investment Servicing (US) Inc.
(formerly PNC Global Investment
Servicing (U.S.) Inc.)

301 Bellevue Parkway

Wilmington, DE 19809

Provides facilities, equipment and personnel to carry out administrative services related to the Fund and calculates the Fund’s NAV and distributions.

Custodian

PFPC Trust Company

8800 Tinicum Boulevard

Philadelphia, PA 19153

Holds the Fund’s assets, settles all Fund trades, and collects most of the valuation data required for calculating the Fund’s NAV per share.

Distribution

Distributor

Professional Funds Distributor, LLC. 760 Moore Road King of Prussia, PA 19406 Assists with the distribution of the Fund’s shares.

12

SHAREHOLDER INFORMATION

PRICING OF SHARES

The price of the Fund’s shares is based on its net asset value (“NAV”).  The Fund values its assets based on current market values when such values are available.  These prices normally are supplied by an independent pricing service.  Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates prevailing at the time that BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) (formerly PNC Global Investment Servicing (U.S.) Inc.), the Fund’s administrator and accounting agent, determines the daily NAV per share.  To determine the value of those securities, BNY Mellon may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities.

Securities that do not have a readily available current market value are valued in good faith using procedures adopted by the Board of Trustees.  When the Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees believes accurately reflects fair value.  The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.  However, fair values determined pursuant to the Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

BNY Mellon determines the NAV per share of the Fund as of the close of regular trading on the New York Stock Exchange (“Exchange”) (normally 4:00 p.m. Eastern time) on each day that the Exchange and the transfer agent are open for business (each, a “Business Day”).  The NAV is calculated by adding the value of all securities and other assets in the Fund, deducting its liabilities, and dividing the balance by the number of outstanding shares in the Fund.  The price at which a purchase or redemption is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent and, under no circumstances will any order be accepted for purchase or redemption after the NAV calculation.  Shares will only be priced on Business Days.  In addition, foreign securities held by the Fund may trade on weekends or other days when the Fund does not calculate NAV.  As a result, the market value of these investments may change on days when shares of the Fund cannot be bought or sold.

PURCHASE OF SHARES

Fund Shares are offered on a continuous basis and are sold without any sales charges.  The minimum initial investment in the Fund is $100,000.  Additional investments may be in any amount.  You may purchase shares as specified below.

Investors may purchase shares of the Fund through financial intermediaries such as financial consultants, securities brokers, dealers, or benefit plan administrators.  Investors should contact their financial intermediary directly for appropriate instructions, as well as for information pertaining to account and any servicing or transaction fees that may be charged.  Some financial intermediaries may appoint subagents.

The Fund reserves the right to change the criteria for eligible investors and investment minimum.

By Mail:  You may purchase shares by sending a check drawn on a U.S. bank payable to The Roxbury Funds, indicating the name of the Fund, along with a completed application (included at the end of this prospectus).  If a subsequent investment is being made, the check should also indicate your Fund account number.  When you make purchases by check, the Fund may withhold payment on redemptions until it is reasonably satisfied that the funds are collected (which can take up to 10 days).  If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction.  Send the check and application to:

13

Regular mail:

The Roxbury Funds

c/o BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9814

Providence, RI 02940

Overnight mail:

The Roxbury Funds

c/o BNY Mellon Investment Servicing (US) Inc.

101 Sabin Street

Pawtucket, RI 02860-1427

By Wire: You may purchase shares by wiring federal funds readily available.  Please call BNY Mellon at (800) 497-2960 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

Additional Information Regarding Purchases: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any Business Day will be priced at the NAV that is determined as of the close of trading.  Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day.

Any purchase order may be rejected if the Fund determines that accepting the order would not be in the best interest of the Fund or its shareholders.

It is the responsibility of the financial intermediary to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

For information on other ways to purchase shares, including through an IRA, an Automatic Investment Plan, or a Payroll Investment Plan, please refer to the Fund’s SAI.

REDEMPTION OF SHARES

You may sell (redeem) your shares on any Business Day.  Redemptions are effected by the NAV next determined after the transfer agent has received your redemption request.  If held for more than 60 days, there is no fee when Fund shares are redeemed.  If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% on the redemption amount may be charged (see “Redemption Fees” below).  It is the responsibility of the financial intermediary to transmit redemption orders and credit their customers’ accounts with redemption proceeds on a timely basis.  Redemption checks normally are mailed on the next Business Day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt.  Amounts redeemed by wire normally are wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next Business Day (if received after 4:00 p.m. Eastern time or on a non-Business Day), but never later than 7 days following such receipt.  If you purchased your shares through a financial intermediary you should contact the financial intermediary for information relating to redemptions.  The Fund’s name and your account number should accompany any redemption requests.

In-Kind Redemptions:  The Fund reserves the right to honor redemption requests by making payment in whole or in part with readily marketable securities chosen by the Fund and valued in the same way as they would be valued for purposes of calculating the net asset value of the Fund.

Redemption Fees:  A redemption fee of 1.00% of the total redemption amount (calculated at market value) may be imposed if you sell your shares within 60 days (the “Holding Period”) of your purchase of such shares.  This fee is paid directly to the Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading.  For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed first.  However, shares purchased through the reinvestment of dividends or capital gain

14

distributions or shares purchased with retirement plan contributions (e.g., payroll contributions) will not be matched with redemptions for purposes of calculating the Holding Period.  This fee will not apply in certain circumstances, including shares redeemed: (a) via a systematic withdrawal plan approved by the adviser; (b) through an automatic, nondiscretionary rebalancing or asset reallocation program approved by the adviser; (c) as part of a retirement plan participant-directed distribution, including but not limited to, death distributions, hardship withdrawals, loan withdrawals, and qualified domestic relations orders; (d) as part of a retirement plan termination or restructuring; (e) to effect a transfer from one retirement plan to another retirement plan; or (f) by the Fund to cover various fees.

Frequent Purchases and Redemptions:  The Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements (market timing).  Frequent purchases and redemptions of Fund shares can disrupt the management of the Fund, negatively affect the Fund’s performance, and increase expenses for all of the Fund’s shareholders.  In particular, frequent trading can: (i) force the Fund’s portfolio managers to hold larger cash positions than desired instead of fully investing the Fund, which can result in lost investment opportunities; (ii) cause unplanned and inopportune portfolio turnover in order to meet redemption requests; (iii) increase broker-dealer commissions and other transaction costs as well as administrative costs for the Fund; and (iv) trigger taxable gains for other shareholders.  Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when the Fund invests in securities that are thinly traded (some small capitalization stocks, for example) or are traded primarily in markets outside of the U.S.  Frequent traders using arbitrage strategies can dilute the Fund’s NAV for long-term shareholders.

If you intend to trade frequently or use market timing investment strategies, you should not purchase shares of the Fund.

The Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares.  The Fund’s policy is intended to discourage excessive trading of Fund shares that may harm long-term investors and to make reasonable efforts to detect and deter excessive trading.  The Fund reserves the right to reject any purchase order at any time and for any reason, without prior written notice.  The Fund may, in certain circumstances, reverse a transaction determined to be abusive.

The Fund will generally monitor trading activity within a 90-day period.  The Fund may consider trading activity over a longer period than 90 days and may take into account market conditions, the number of trades, and the amount of the trades in making such determinations.  In applying these policies, the Fund considers the information available to it at the time and may consider trading activity in multiple accounts under common ownership, control, or influence.

When excessive or short-term trading is detected, the party involved may be banned from future trading in the Fund.  Judgments related to the rejection of purchase and the banning of future trades are inherently subjective and involve some selectivity in their application.  Roxbury will seek to make judgments and applications that are consistent with the interests of the Fund’s shareholders.

The Fund’s policies for deterring excessive trading in Fund shares are intended to be applied uniformly to all Fund shareholders to the extent practicable.  Some intermediaries, however, maintain omnibus accounts in which they aggregate orders of multiple investors and forward the aggregated orders to the Fund.  Because the Fund receives these orders on an aggregated basis and because these omnibus accounts may trade with numerous fund families with differing market timing policies, the Fund is substantially limited in its ability to identify or deter excessive traders or other abusive traders.  The transfer agent for the Fund will use its best efforts to obtain the cooperation of intermediaries to identify excessive traders and to prevent or limit abusive trading activity to the extent practicable.  Nonetheless, the Fund’s ability to identify and deter frequent purchases and redemptions of the Fund’s shares through omnibus accounts is limited.  The Fund’s success in accomplishing the objectives of the policies concerning excessive trading in Fund shares in this context depends significantly upon the cooperation of the intermediaries, which may have adopted their own policies regarding excessive trading which are different than those of the Fund.

15

By Mail:  If you redeem your shares by mail, you must submit written instructions accompanied by a medallion signature guarantee by a guarantor institution that is acceptable to the transfer agent, such as a domestic bank or trust company, broker, dealer, clearing agency or savings association, participating in a recognized signature guarantee program such as the Securities Transfer Agents Medallion Program (“STAMP”), Stock Exchanges Medallion Program (“SEMP”) and New York Stock Exchange, Inc. Medallion Signature Program (“MSP”).  Signature guarantees that are not part of these programs will not be accepted.  You must indicate the Fund name, your account number and your name.  The written instructions and signature guarantee should be mailed to:

Regular mail:

The Roxbury Funds

c/o BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9814

Providence, RI 02940

Overnight mail:

The Roxbury Funds

c/o BNY Mellon Investment Servicing (US) Inc.

101 Sabin Street

Pawtucket, RI 02860-1427

By Telephone:  If you prefer to redeem your shares by telephone you may elect to do so.  However, there are risks with this option.  The Fund has safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine.  If such procedures are followed, you will bear the risk of any losses.

Additional Information Regarding Redemptions:  Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the U.S. if the amount is $1,000 or more.  The receiving bank may charge a fee for this service.  For amounts exceeding $10,000, proceeds may be mailed to your bank.

In order to authorize the transfer agent to mail redemption proceeds to your account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your account address of record when you submit written instructions.  You may change the account that you have designated to receive amounts redeemed at any time.  Any request to change the account designated to receive redemption proceeds should be accompanied by a signature guarantee.  A signature and a signature guarantee are required for each person in whose name the account is registered.  Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary, or other institutional investor holds the Fund shares.

If shares to be redeemed represent a recent investment made by check, the Fund reserves the right to withhold the redemption proceeds available until they believe that the check has been collected (which could take up to 10 days).

Small Accounts:  If the value of your account falls below the investment minimum, the Fund may ask you to increase your balance.  If the account value is still below the investment minimum after 60 days, the Fund may close your account and send you the proceeds.  The Fund will not close your account if it falls below the investment minimum solely as a result of a reduction in your account’s market value.

For additional information on other ways to redeem shares, please refer to the Fund’s SAI.

16

DISTRIBUTIONS

Distributions from the net investment income, if any, of the Fund are declared and paid annually to you.  Any net capital gain realized by the Fund also will be distributed annually.

Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased).  All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash.  Shares become entitled to receive distributions on the day after the shares are issued.

TAXES The following is a summary of certain tax considerations that may be relevant to an investor in the Fund.  Except where otherwise indicated, the discussion relates to investors who are individual U.S. citizens or residents and is based on current tax law.  You should consult your tax adviser for further information regarding federal, state, local, and/or foreign tax consequences relevant to your specific situation.

Distributions: The Fund intends to qualify as a regulated investment company for federal tax purposes and to distribute to shareholders substantially all of its net investment income and net capital gain each year.  Except as otherwise noted below, you will generally be subject to federal income tax on the Fund’s distributions to you, regardless of whether they are paid in cash or reinvested in Fund shares.  For federal income tax purposes, Fund distributions attributable to short-term capital gains and net investment income are taxable to you as ordinary income.  Distributions attributable to net capital gain (the excess of net long-term capital gains over net short-term capital losses) of the Fund generally are taxable to you as long-term capital gains.  This is true no matter how long you own your shares.  The maximum long-term capital gain rate applicable to individuals, estates and trusts is currently 15%.  You will be notified annually of the tax status of distributions to you.

Distributions of “qualifying dividends” will also generally be taxable to you at long-term capital gain rates, as long as certain requirements are met.  In general, if 95% or more of the gross income of the Fund (other than net capital gain) consists of dividends received from domestic corporations or “qualified” foreign corporations (“qualifying dividends”), then all distributions paid by the Fund to individual shareholders will be taxed at long-term capital gains rates.  But if less than 95% of the gross income of the Fund (other than net capital gain) consists of qualifying dividends, then distributions paid by the Fund to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by the Fund.  For the lower rates to apply, you must have owned your Fund shares for at least 61 days during the 121-day period beginning on the date that is 60 days before the Fund’s ex-dividend date (and the Fund will need to have met a similar holding period requirement with respect to the shares of the corporation paying the qualifying dividend).  The amount of the Fund’s distributions that qualify for this favorable treatment may be reduced as a result of the Fund’s securities lending activities (if any), a high portfolio turnover rate, or investments in debt securities or “non-qualified” foreign corporations.

A portion of distributions paid by the Fund to shareholders who are corporations will also qualify for the dividends-received deduction for corporations, subject to certain holding period requirements and debt financing limitations.  The amount of the dividends qualifying for this deduction may, however, be reduced as a result of the Fund’s securities lending activities, by a high portfolio turnover rate, or by investments in debt securities or foreign corporations.

Distributions from the Fund will generally be taxable to you in the year in which they are paid, with one exception.  Dividends and distributions declared by the Fund in October, November, or December and paid in January are taxed as though they were paid on December 31.

You should note that if you buy shares of the Fund shortly before it makes a distribution, the distribution will be fully taxable to you even though, as an economic matter, it simply represents a return of a portion of your investment.  This is known as “buying into a dividend.”

17

Sales:  The sale of Fund shares is a taxable event on which a gain or loss may be recognized.    The amount of the gain or loss is based on the difference between your tax basis in the Fund shares and the amount you receive for them upon disposition.  Generally, you will recognize a long-term capital gain or loss if you have held your Fund shares for over twelve months at the time you sell them.  Gains and losses on shares held for twelve months or less will generally constitute short-term capital gains, except that a loss on shares held six months or less will be recharacterized as a long-term capital loss to the extent of any capital gains distributions that you have received on the shares.  A loss realized on a sale of Fund shares may be disallowed under the so-called “wash sale” rules to the extent the shares disposed of are replaced with other shares of that same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund.  If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

IRAs and Other Tax-Qualified Plans: The one major exception to the preceding tax principles is that distributions on, and sales and redemptions of shares held in an IRA or other tax-qualified plan will not be currently taxable.

Backup Withholding: The Fund may be required in certain cases to withhold and remit to the Internal Revenue Service a percentage of taxable dividends or gross proceeds realized upon sale payable to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund when required to do so that they are not subject to backup withholding or that they are “exempt recipients.”  The withholding rate is currently 28%.

U.S. Tax Treatment of Foreign Shareholders: For nonresident aliens, foreign corporations and other foreign investors, Fund distributions attributable to net long-term capital gains of the Fund will generally be exempt from U.S. tax, but all other Fund distributions will generally be subject to a 30% withholding tax.  The withholding tax may, however, be reduced (and, in some cases, eliminated) under an applicable tax treaty between the U.S. and a shareholder’s country of residence or incorporation, provided that the shareholder furnishes the Fund with a properly completed Form W-8BEN to establish entitlement for these treaty benefits.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on sale or redemption of shares in the Fund.

Different U.S. tax rules may apply to a foreign shareholder, however, if the investment in the Fund is connected to a trade or business of the shareholder in the U.S. or the investor is present in the U.S. for 183 days or more in a year.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in the Fund.

State and Local Taxes: You may also be subject to state and local taxes on income and gain attributable to your ownership of Fund shares.  State income taxes may not apply, however, to the portions of the Fund’s distributions, if any, that are attributable to interest earned by the Fund on U.S. government securities.  You should consult your tax adviser regarding the tax status of distributions in your state and locality.

Sunset of Tax Provisions: Some of the tax provisions described above are subject to sunset provisions.  Specifically, a sunset provision provides that the 15% long-term capital gain rate will increase to 20% and the dividends will become taxable at the same rates as apply to ordinary income for taxable years beginning after December 31, 2010.  Also, beginning in 2013, taxpayers with income of $200,000 or more for individuals or $250,000 or more for joint filers will be subject to an additional tax of 3.8% on “unearned income,” including capital gains and dividends.

Your investment in the Fund could have additional tax consequences.  This short summary is not intended as a substitute for careful tax planning.  You should consult your tax professional for information regarding all tax consequences applicable to your investments in the Fund.  More tax information relating to the Fund is also provided in the SAI.

18

DISTRIBUTION AND SHAREHOLDER SERVICE ARRANGEMENTS

Professional Funds Distributor, LLC is the Fund’s distributor and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreements with broker-dealers to sell shares, and provides shareholder support services, directly or through affiliates.  The Fund does not charge any sales loads, deferred sales loads, or other fees in connection with the purchase of shares.  Roxbury may pay brokers, financial intermediaries, or service providers an amount calculated as a percentage of assets held by customers of the recipient.  These payments may be made to compensate the recipient for marketing support services and shareholder service activities.  Please contact your broker, financial intermediary, or service provider for details about payments it may receive.

DISCLOSURE OF PORTFOLIO HOLDINGS

A complete list of the Fund’s portfolio holdings is publicly available on a quarterly basis through filings with the SEC on Forms N-CSR and N-Q.  In addition, the Fund posts its top ten holdings as of each calendar quarter-end after a 30-day lag at www.RoxburyFunds.com.  Further description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is provided in the Fund’s SAI.

19

GLOSSARY

Growth Funds

Growth funds invest in the common stock of growth-oriented companies.  Generally, growth-oriented companies have high relative rates of growth and tend to reinvest more of their profits into the company and pay out less to shareholders in the form of dividends.  As a result, investors in growth funds tend to receive most of their return in the form of capital appreciation.

Investment Adviser

The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises, and administers the fund’s investment program.  The Board of Trustees supervises the investment adviser and establishes policies that the investment adviser must follow in its management activities.

Mutual Fund

A mutual fund pools shareholders’ money and, using a professional investment manager, invests it in securities like stocks and bonds.

Mutual Fund Expenses

Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder distribution, administration, and custody services.

Net Asset Value or “NAV”

NAV = Assets-Liabilities

Outstanding Shares

Net Investment Income

Net investment income consists of interest and dividends earned by a fund on its investments less accrued expenses.

20

THE
ROXBURY FUNDS

Disciplined Investing. Independent Thinking.™

Nov 10

FOR MORE INFORMATION

For investors wanting more information on the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports

These reports contain performance data and information on the Fund’s holdings, operating results, and a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance for the most recently completed fiscal year or half-year.

Statement of Additional Information (“SAI”)

The SAI provides additional technical and legal descriptions of the Fund’s policies, investment restrictions, risks, and business structure, including a description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio security holdings.  The information in the SAI is incorporated into this prospectus by reference.

Copies of these documents, and answers to questions about the Fund, may be obtained without charge by contacting:

The Roxbury Funds

c/o BNY Mellon Investment Servicing (US) Inc.

101 Sabin Street

Pawtucket, RI 02860-1427

(800) 497-2960

9:00 a.m. to 5:00 p.m. Eastern time

The Fund’s SAI, and Annual and Semi-Annual Reports are also available, free of charge, at www.RoxburyFunds.com.

Information about the Fund, including the SAI, can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C.  Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, D.C., 20549-0102.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  Reports and other information about the Fund may be viewed or downloaded from the EDGAR database on the SEC’s internet site at http://www.sec.gov.

FOR MORE INFORMATION ON OPENING A NEW ACCOUNT,
MAKING CHANGES TO EXISTING ACCOUNTS,
PURCHASING OR REDEEMING SHARES,
OR OTHER INVESTOR SERVICES, PLEASE CALL (800) 497-2960.

The investment company registration number is 811-21897.

THE ROXBURY FUNDS

Roxbury Small-Cap Growth Fund

TICKER: RSCIX

Institutional Shares

6001 Shady Oak Road, Suite 200

Minnetonka, MN 55343

STATEMENT OF ADDITIONAL INFORMATION

November 1, 2010

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Fund’s current prospectus, dated November 1, 2010, as may be amended from time to time.  A copy of the current prospectus and Annual and Semi-Annual Reports may be obtained, without charge, by writing to Professional Funds Distributor, LLC (the “Distributor”), 760 Moore Road, King of Prussia, PA 19406, by calling (800) 497-2960 or on the website of The Roxbury Funds at www.RoxburyFunds.com.

The financial statements of the Fund for the fiscal year ended June 30, 2010, included in the Annual Report to shareholders and the report dated August [ ], 2010 of [                 ], the independent registered public accounting firm for the Fund, related thereto are incorporated into this SAI by reference.  No other parts of the Annual Report are incorporated herein by reference.

GENERAL INFORMATION

The Roxbury Funds (the “Trust”) was organized as a Delaware statutory trust on April 4, 2006.  The Declaration of Trust permits the Board of Trustees to establish series of shares, each of which constitutes a series separate and distinct from the shares of the other series.  As of the date of this SAI, the Trust offers one series: the Roxbury Small-Cap Growth Fund (the “Small-Cap Growth Fund” or the “Fund”).  The Fund offers one class of shares: Institutional Shares.  Institutional Shares are offered to retirement plans and other institutional investors.  The Fund is registered as a diversified open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

PRIOR HISTORY

The Fund began operations as an identically-named series of WT Mutual Fund, a separate Delaware statutory trust.  In connection with a reorganization that was completed on February 5, 2007, the Fund received all of the assets and liabilities of the Roxbury Small-Cap Growth Fund (the “Predecessor Fund”), a series of WT Mutual Fund.

Institutional Shares of the Predecessor Fund commenced operations on January 2, 2003.  The Small-Cap Growth Fund has adopted the accounting and performance history of the Predecessor Fund, for periods prior to the completion of the reorganization mentioned above.

Prior to July 1, 2005, the Predecessor Fund operated as a feeder fund in a master-feeder structure pursuant to which the Fund invested in a corresponding “master series” of WT Investment Trust I (the “Master Trust”), which invested directly in investment securities.  The investment objective, strategies, policies, and limitations of the master series were identical to the Fund.

INVESTMENT POLICIES AND RISKS

The following information supplements the information concerning the Fund’s investment objective, policies and limitations found in the prospectus.  The Fund seeks superior long-term growth of capital.  The investment objective of the Fund may not be changed without shareholder approval.

The Small-Cap Growth Fund, under normal market conditions, invests at least 80% of its assets in securities of companies with market capitalizations, at the time of purchase, consistent with the capitalization ranges of companies that make up the S&P SmallCap 600® and Russell 2000® Indices.  The foregoing investment policies may be changed upon 60 days’ written notice to shareholders.

Cash Management.  The Fund will, under normal market conditions, invest no more than 15% of its total assets in cash and cash equivalents including high-quality money market instruments and money market funds in order to manage cash flow.  Certain of these instruments are described below.

Money Market Funds.  The Fund may invest in the securities of money market mutual funds, within the limits prescribed by the 1940 Act.

U.S. Government Obligations.  The Fund may invest in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.  Although all obligations of agencies and instrumentalities are not direct obligations of the U.S. Treasury, the U.S. Government may provide support for payment of the interest and principal on these obligations directly or indirectly.  This support can range from securities supported by the full faith and credit of the U.S. (for example, securities of the Government National Mortgage Association or “Ginnie Mae” securities), to securities that are supported solely or primarily by the creditworthiness of the issuer, such as securities issued by the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Tennessee Valley Authority, Federal Farm Credit Banks and the Federal Home Loan Banks (“FHLBs”).  In the case of obligations not backed by the full faith and credit of the U.S., the Fund must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the U.S. itself in the event the agency or instrumentality does not meet its commitments.

The extreme and unprecedented volatility and disruption that impacted the capital and credit markets in 2008 and 2009 led to increased market concerns about Freddie Mac’s and Fannie Mae’s ability to withstand future credit losses associated with securities held in their investment portfolios, and on which they provide guarantees, without the direct support of the Federal Government. On September 7, 2008, both Freddie Mac and Fannie Mae were placed under the conservatorship of the Federal Housing Finance Agency (“FHFA”). Under the plan of conservatorship, the FHFA has assumed control of, and generally has the power to direct, the operations of Freddie Mac and Fannie Mae, and is empowered to exercise all powers collectively held by their respective shareholders, directors and officers, including the power to: (1) take over the assets of and operate Freddie Mac and Fannie Mae with all the powers of the shareholders, the directors, and the officers of Freddie Mac and Fannie Mae and conduct all business of Freddie Mac and Fannie Mae; (2) collect all obligations and money due to Freddie Mac and Fannie Mae; (3) perform all functions of Freddie Mac and Fannie Mae which are consistent with the conservator’s appointment; (4) preserve and conserve the assets and property of Freddie Mac and Fannie Mae; and (5) contract for assistance in fulfilling any function, activity, action or duty of the conservator. In addition, in connection with the actions taken by the FHFA, the U.S. Treasury Department (the “Treasury”) has entered into certain preferred stock purchase agreements (“SPAs”) with each of Freddie Mac and Fannie Mae which establish the Treasury as the holder of a new class of senior preferred stock in each of Freddie Mac and Fannie Mae, which stock was issued in connection with financial contributions from the Treasury to Freddie Mac and Fannie Mae.  The Treasury also: (i) established a new secured lending credit facility which was available to Freddie Mac, Fannie Mae, and the Federal Home Loan Banks, which was intended to serve as a liquidity backstop, and which expired December 31, 2009; and (ii) initiated a temporary program to purchase residential mortgage-backed securities issued by

Freddie Mac and Fannie Mae, which also expired December 31, 2009.  The Treasury continues to hold a portfolio of mortgage-backed securities purchased through the facility.  On December 24, 2009, the Treasury announced further amendments to the SPAs which included additional financial support through the end of 2012.

The conditions attached to the financial contribution made by the Treasury to Freddie Mac and Fannie Mae and the issuance of this senior preferred stock place significant restrictions on the activities of Freddie Mac and Fannie Mae. Freddie Mac and Fannie Mae must obtain the consent of the Treasury to: (i) make any payment to purchase or redeem its capital stock or pay any dividend other than in respect of the senior preferred stock; (ii) issue capital stock of any kind; (iii) terminate the conservatorship of the FHFA except in connection with a receivership; or (iv) increase its debt beyond certain specified levels. In addition, significant restrictions are placed on the maximum size of each of Freddie Mac’s and Fannie Mae’s respective portfolios of mortgages and mortgage-backed securities portfolios, and the purchase agreements entered into by Freddie Mac and Fannie Mae provide that the maximum size of their portfolios of these assets must decrease by a specified percentage each year. The future status and role of Freddie Mac and Fannie Mae could be impacted by (among other things) the actions taken and restrictions placed on Freddie Mac and Fannie Mae by the FHFA in its role as conservator, the restrictions placed on Freddie Mac’s and Fannie Mae’s operations and activities as a result of the senior preferred stock investment made by the Treasury, market responses to developments at Freddie Mac and Fannie Mae, and future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any mortgage-backed securities guaranteed by Freddie Mac and Fannie Mae, including any such mortgage-backed securities held by the Funds.

Commercial Paper.  The Fund may invest in commercial paper.  Commercial paper consists of short-term (up to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations.  The Fund may invest only in commercial paper rated A-1 or higher by S&P or Moody’s or if not rated, determined by the investment adviser to be of comparable quality.

Bank Obligations.  The Fund may invest in U.S. dollar-denominated obligations of major banks, including certificates of deposit, time deposits and bankers’ acceptances of major U.S. and foreign banks and their branches located outside of the U.S., of U.S. branches of foreign banks, of foreign branches of foreign banks, of U.S. agencies of foreign banks and of wholly-owned banking subsidiaries of such foreign banks located in the U.S.  Obligations of foreign branches of U.S. banks and U.S. branches of wholly-owned subsidiaries of foreign banks may be general obligations of the parent bank, or the issuing branch or subsidiary, or both, or may be limited by the terms of a specific obligation or by government regulation.  Because such obligations are issued by foreign entities, they are subject to the risks of foreign investing.  A brief description of some typical types of bank obligations follows:

•                                          Bankers’ Acceptances.  Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft that has been drawn on it by a customer.

These instruments reflect the obligation of both the bank and the drawer to pay the face amount of the instrument upon maturity.

•                                          Certificates of Deposit.  Certificates of deposit are certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from 14 days to one year) at a stated or variable interest rate.  Variable rate certificates of deposit provide that the interest rate will fluctuate on designated dates based on changes in a designated base rate (such as the composite rate for certificates of deposit established by the Federal Reserve Bank of New York).

•                                          Time Deposits.  Time deposits are bank deposits for fixed periods of time.

Convertible Securities.  Convertible securities have characteristics similar to both fixed income and equity securities.  Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock.  As a result, the Fund’s selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock.  The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuers and any call provisions.

The Fund may invest in convertible securities that are rated, at the time of purchase, in the three highest rating categories by a nationally recognized statistical rating organization (“NRSRO”) such as Moody’s or S&P, or if unrated, are determined by the investment adviser, as applicable, to be of comparable quality (see “Appendix B - Description of Ratings”).  Ratings represent the rating agency’s opinion regarding the quality of the security and are not a guarantee of quality.  Should the rating of a security be downgraded subsequent to the Fund’s purchase of the security, the investment adviser will determine whether it is in the best interest of the Fund to retain the security.

Debt Securities.  Debt securities represent money borrowed that obligates the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times.

Depositary Receipts.  American Depositary Receipts (“ADRs”) as well as other “hybrid” forms of ADRs, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer.  These certificates are issued by depository banks and generally trade on an established market in the U.S. or elsewhere.  The underlying shares are held in trust by a custodian bank or similar financial institution.  The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.  ADRs may be available through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary.  An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security.  Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility.  The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.  ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies.  However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.  These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country.

Foreign Securities.  The Fund may invest in foreign securities either directly by purchasing foreign securities or indirectly by purchasing depositary receipts or depositary shares of foreign securities (see “Depositary Receipts” above).  Foreign securities include equity or debt securities issued by issuers outside the U.S., and include securities in the form of ADRs and EDRs.  Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the counter markets.  Investing in foreign securities involves certain special risks and considerations that are not typically associated with investing in U.S. companies, including, but not limited to: (i) generally less liquid and less efficient securities markets; (ii) generally greater price volatility; (iii) exchange rate fluctuations and exchange controls; (iv) the imposition of restrictions on the expatriation of funds or other assets; (v) less publicly available information about issuers; (vi) the imposition of taxes; (vii) higher transaction and custody costs; (viii) settlement delays and risk of loss; (ix) difficulties in enforcing contracts; (x) less liquidity and smaller market capitalizations; (xi) lesser regulation of securities markets; (xii) different accounting and disclosure standards; (xiii) governmental interference; (xiv) higher inflation; (xv) social, economic and political uncertainties; (xvi) the risk of expropriation of assets; and (xvii) the risk of war.

Hedging Strategies.  The Fund may engage in certain hedging strategies that involve options and futures.  These hedging strategies are described in detail in Appendix A.  The Trust, on behalf of the Fund, has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a pool operator under that Act with respect to the Fund.

Illiquid Securities.  The Fund may invest no more than 15% of its net assets in illiquid securities.  Illiquid securities are securities that cannot be disposed of within seven days at approximately the value at which they are being carried on the Fund’s books.  The Board of Trustees has the ultimate responsibility for determining whether specific securities are liquid or illiquid.  The Board has delegated the function of making day-to-day determinations of liquidity to the investment adviser, pursuant to guidelines approved by the Board.  The investment adviser will monitor the liquidity of securities held by the Fund and report periodically on such decisions to the Board.  If the limitation on illiquid securities is exceeded, other than by a change in market values, the condition will be reported by the Fund’s investment adviser to the Board of Trustees.

Investment Company Securities and Exchange-Traded Funds.  The Fund may invest in investment company securities, including exchange-traded funds (“ETFs”), to the extent permitted by the 1940 Act and the rules thereunder.  Generally, the Fund may not purchase shares of an investment company if (a) such a purchase would cause the Fund to own in the aggregate more than 3% of the total outstanding voting stock of the investment company, (b) such a purchase would cause the Fund to have more than 5% of its total assets invested in the investment company, or (c) more than 10% of the Fund’s total assets would be invested in investment companies.  As a shareholder in an investment company, the Fund would bear its pro rata portion of the investment company’s expenses, including advisory fees, in addition to its own expenses.  Although the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including ETFs, registered investment companies may be permitted to invest in certain ETFs beyond the limits set forth in Section 12(d)(1) provided such ETF is granted an exemptive order by the Securities and Exchange Commission (“SEC”) subject to certain terms and conditions imposed by such exemptive order.  It is possible that the Fund will enter into an agreement with an ETF pursuant to an exemptive order to allow the Fund to invest in such ETF beyond the Section 12(d)(1) limitations.

Options on Securities and Securities Indices.  The Fund may purchase call options on securities that the investment adviser intends to include in the Fund in order to fix the cost of a future purchase or attempt to enhance return by, for example, participating in an anticipated increase in the value of a security.  The Fund may purchase put options to hedge against a decline in the market value of securities held in the Fund or in an attempt to enhance return.  The Fund may write (sell) put and covered call options on securities in which it is authorized to invest.  The Fund may also purchase put and call options, and write put and covered call options on U.S. securities indices.  Stock index options serve to hedge against overall fluctuations in the securities markets rather than anticipated increases or decreases in the value of a particular security.  Of the percentage of the assets of the Fund that are invested in equity (or related) securities, the Fund may not invest more than 10% of such assets in covered call options on securities and/or options on securities indices.

Repurchase Agreements.  The Fund may invest in repurchase agreements.  A repurchase agreement is a transaction in which the Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to a bank or dealer at an agreed upon date and price reflecting a market rate of interest, unrelated to the coupon rate or the maturity of the purchased security.  While it is not possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Fund if the other party to the repurchase agreement defaults), it is the policy of the Fund to limit repurchase transactions to primary dealers and banks whose creditworthiness has been reviewed and found satisfactory by the adviser.  Repurchase agreements maturing in more than seven days are considered illiquid for purposes of the Fund’s investment limitations.

Restricted Securities.  Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 (the “1933 Act”) or an exemption from registration.  The Fund is subject to investment limitations on the purchase of illiquid securities.  Restricted securities, including securities eligible for re-sale pursuant to Rule 144A under the 1933 Act, that are determined to be liquid are not subject to this limitation.  This determination is to be made by the investment adviser pursuant to guidelines adopted by the Board of Trustees.

Under these guidelines, the investment adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades.  In purchasing such restricted securities, the investment adviser intends to purchase securities that are exempt from registration under Rule 144A.

Securities Lending.  The Fund may lend securities pursuant to agreements that require that the loans be continuously secured by collateral equal to 100% of the market value of the loaned securities.  Such collateral consists of cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities.  Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for the Fund exceeds one-third of the value of the Fund’s total assets taken at fair market value.  The Fund will earn interest on the investment of the cash collateral in U.S. Government securities.  However, the Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral.  There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities and even loss of rights in the collateral should the borrower of the securities fail financially.  However, loans are made only to borrowers deemed by the adviser to be of good standing and when, in the judgment of the adviser, the consideration that can be earned currently from such securities loans justifies the attendant risk.  Either party upon reasonable notice to the other party may terminate any loan.

Temporary Defensive Position.  The Fund may, without limit, invest in commercial paper and other money market instruments rated in one of the two highest rating categories by an NRSRO, in response to adverse market conditions, as a temporary defensive position.  The result of this action may be that the Fund will be unable to achieve its investment objective.

Portfolio Turnover.  The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund’s portfolio securities.  For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less.  High portfolio turnover may result in increased brokerage costs to a fund and also adverse tax consequences to a fund’s shareholders.  The Fund’s portfolio turnover rates for the fiscal years ended June 30, 2010 and June 30, 2009 were [     ]% and 163%, respectively.

DISCLOSURE OF FUND HOLDINGS

The Fund has policies and procedures in place regarding the disclosure of Fund portfolio holdings designed to allow disclosure of Fund holdings information where it is deemed appropriate for the Fund’s operations or it is determined to be useful to the Fund’s shareholders without compromising the integrity or performance of the Fund.  Except when there are legitimate business purposes for selective disclosure of the Fund’s holdings, the Fund will not provide or permit others to provide information about the Fund’s holdings on a selective basis.

The Fund provides Fund holdings information as required in regulatory filings and shareholder reports, discloses Fund holdings information as required by federal or state securities laws, and may disclose Fund holdings information in response to requests by governmental authorities.

The Fund may, but is not required to, post the Fund’s schedule of investments on a website at regular intervals or from time to time at the discretion of the Fund.  Such schedule of investments must be as of a date at least 30 days prior to its posting on the website.  In addition to its schedule of investments, the Fund may post information on a website about the number of securities the Fund holds, a summary schedule of investments, the Fund’s top ten holdings, and a percentage breakdown of the Fund’s investments by country, sector and industry.  This additional information must be as of a date at least 30 days prior to its posting on a website, provided, however, that a top ten holdings list may be as of a date 7 days prior to its posting on the website.  The day after the Fund holdings information becomes publicly available (by posting on the website or otherwise), it may be mailed, e-mailed or otherwise transmitted to any person.

The Fund may distribute or authorize the distribution of information about the Fund’s holdings that is not publicly available (on a website or otherwise) to the Fund’s or the investment adviser’s employees and affiliates that provide services to the Fund.  The Fund may also distribute or authorize the distribution of information about the Fund’s holdings that is not publicly available (on a website or otherwise) to the Fund’s service providers who require access to the information (i) in order to fulfill their contractual duties relating to the Fund; (ii) to facilitate the transition of a newly hired investment adviser or sub-adviser prior to the commencement of its duties; (iii) to facilitate the review of the Fund by a ranking or ratings agency; (iv) for the purpose of due diligence regarding a merger or acquisition; or (iv) for the purpose of effecting in-kind redemption of securities to facilitate orderly redemption of Fund assets and minimal impact on remaining shareholders of the Fund.

In order to mitigate conflicts between the interests of Fund shareholders, on the one hand, and those of the Fund’s investment adviser, any sub-adviser, or principal underwriter, or any affiliated person of the Fund, its investment adviser, any sub-adviser, or its principal underwriter, on the other, the Trust’s Chief Compliance Officer must approve and either the President or a Vice President of the Trust must approve a non-public disclosure of Fund holdings.  The Trust’s Chief Compliance Officer must report all arrangements to disclose Fund holdings information to the Trust’s Board of Trustees on a quarterly basis, which will review such arrangements and terminate them if it determines such disclosure arrangements are not in the best interests of shareholders.  Before any non-public disclosure of information about a Fund’s holdings, the Chief Compliance Officer will require the recipient of such non-public Fund holdings information to agree, or provide proof of an existing duty, to keep the information confidential and to agree not to trade directly or indirectly based on the information or to use the information to form a specific recommendation about whether to invest in the Fund or any other security.  The Trust may request certifications from senior officers of authorized recipients that the recipient is using the Fund holdings information only in a manner consistent with the Trust’s policies and procedures and any applicable confidentiality agreement.

Under no circumstances may the Trust or an investment adviser or their affiliates receive any consideration or compensation for disclosing Fund holdings information.

Each of the following third parties have been approved to receive Fund holdings information:  (i) BNY Mellon Investment Servicing (US) Inc., (“BNY Mellon”) (formerly known as PNC Global Investment Servicing (U.S.) Inc.), the Trust’s administrator and accounting agent; (ii) [                 ], the Trust’s independent public accounting firm, for use in providing audit opinions; (iii) financial printers, solely for the purpose of preparing Trust reports or regulatory filings; (iv) PFPC Trust Company, the Trust’s custodian in connection with its custody of the Trust’s assets; (v) if applicable, a proxy voting service; and (vi) the following data aggregators and ranking and ratings services:  Lipper Analytical Services, Inc., Morningstar Inc., and Standard & Poor’s.  Information may be provided to these parties at any time on conditions of confidentiality.  “Conditions of Confidentiality” include confidentiality items included in written agreements, implied by the nature of the relationship or required by fiduciary or regulatory principles.  From time to time, portfolio holding information may be provided to broker-dealers solely in connection with the Trust seeking portfolio securities trading suggestions. The Trust’s investment adviser and other service providers will establish procedures to ensure that the Trust’s Fund holdings information is only disclosed in accordance with these policies.  Except for the foregoing, the Trust has no ongoing arrangements to provide portfolio holdings information.

INVESTMENT LIMITATIONS

The Fund has adopted the investment limitations set forth below.  Limitations which are designated as fundamental policies may not be changed without the affirmative vote of the lesser of (i) 67% or more of the shares of the Fund present at a shareholders meeting if holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund.  If any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund’s assets or redemptions of shares will not be considered a violation of the limitation.

As a matter of fundamental policy, the Fund will not:

1.                                      purchase the securities of any one issuer, if as a result, more than 5% of the Fund’s total assets would be invested in the securities of such issuer, or the Fund would own or hold 10% or more of the outstanding voting securities of that issuer, provided that:  (1) the Fund may invest up to 25% of its total assets without regard to these limitations; (2) these limitations do not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and (3) repurchase agreements fully collateralized by U.S. Government obligations will be treated as U.S. Government obligations;

2.                                       purchase securities of any issuer if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of one or more issuers having their principal business activities in the same industry, provided, that this limitation does not apply to debt obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

3.                                       borrow money, provided that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investments), and then in an aggregate amount not in excess of 10% of the Fund’s total assets;

4.                                       make loans to other persons, except by:  (1) purchasing debt securities in accordance with its investment objective, policies and limitations; (2) entering into repurchase agreements; or (3) engaging in securities loan transactions;

5.                                       underwrite any issue of securities, except to the extent that the Fund may be considered to be acting as underwriter in connection with the disposition of any portfolio security;

6.                                       purchase or sell real estate, provided that the Fund may invest in obligations secured by real estate or interests therein or obligations issued by companies that invest in real estate or interests therein, including real estate investment trusts;

7.                                       purchase or sell physical commodities, provided that the Fund may invest in, purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other derivative financial instruments; or

8.                                       issue senior securities, except to the extent permitted by the 1940 Act.

The following non-fundamental investment policies apply to the Fund and may be changed by the Board of Trustees without shareholder approval.  The Fund will not:

1.             make short sales of securities except short sales against the box;

2.                                       purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities; provided that the Fund may make initial and variation deposits in connection with permitted transactions in options or future; or

3.             purchase additional portfolio securities if its outstanding borrowings exceed 5% of the value of its total assets.

TRUSTEES AND OFFICERS

The business and affairs of the Trust are managed under the oversight of the Board of Trustees (the “Board”), subject to the laws of the State of Delaware and the Trust’s Agreement and Declaration of Trust.  The Trustees are responsible for deciding matters of overall policy and overseeing the actions of the Trust’s service providers.  The person listed under “Interested Trustee” below is an “interested person” of the Trust within the meaning of the 1940 Act.  Each person who is not an “interested person” of the Trust within the meaning of the 1940 Act is referenced to as an “Independent Trustee” and is listed under such heading below.  The Officers of the Trust conduct and supervise the Trust’s daily business operations.

Name, Address(1) and Age	Position(s) Held with Trust	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee(3)
INTERESTED TRUSTEE
Brian C. Beh(4) Age 47	Trustee and President	Since April 2006	President and Chief Executive Officer of Roxbury Capital Management, LLC, since 2007; President of Roxbury Capital Management, LLC, from 2003 to 2007; Director of Marketing, Roxbury Capital Management, LLC from 1999 to 2002.	1	None
INDEPENDENT TRUSTEES
Kenneth Gudorf Age 71	Trustee and Chairman of the Board	Since June 2006	CEO, Agio Capital Partners I, L.P. (private investment company).	1	None
John Otterlei Age 61	Trustee	Since June 2006	Chief Investment Officer, Bush Foundation, since 2010; Managing Director, Investments, from 2008 to 2009; Independent Financial Advisor, from 2005 to 2008; Senior Managing Director, Piper Jaffrey (financial services), from 2004 to 2005.	1	None

(1)          The address of each Trustee as it relates to the Trust’s business is c/o The Roxbury Funds, Roxbury Capital Management, LLC, 6001 Shady Oak Road, Suite 200, Minnetonka, MN 55343.

(2)          Each Trustee serves during the continued lifetime of the Trust until he dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.

(3)          Includes directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e., “public companies”), or other investment companies registered under the 1940 Act.

(4)          Brian C. Beh is an “Interested Trustee” by reason of his position as President and Chief Executive Officer of, and his ownership interest in, Roxbury Capital Management, LLC, the investment adviser to the Trust.

[As of October 1, 2010, neither of the Independent Trustees nor any of their immediate family members (i.e., spouse or dependent children) serves as an officer or director or is an employee of the Trust’s investment adviser or distributor, or any of their respective affiliates, nor do any of such persons serve as an officer or director or is an employee of any company controlled by or under common control with such entities.]

OFFICERS

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past Five Years
Lance P. Simpson Roxbury Capital Management, LLC 6001 Shady Oak Road Suite 200 Minnetonka, MN 55343 Age: 31	Treasurer and Chief Compliance Officer	Since June 2008	Controller, Roxbury Capital Management, LLC, since 2007; Accountant, Work Rite Uniform, from 2005 to 2007; Negotiator Countrywide Financial, from 2001 to 2005.
Michael P. Malloy Drinker Biddle & Reath LLP One Logan Square 18th & Cherry Streets Philadelphia, PA 19103-6996 Age: 51	Secretary	Since May 2007	Partner in the law firm Drinker Biddle & Reath LLP.
Megan E. Edwards Roxbury Capital Management, LLC 6001 Shady Oak Road Suite 200 Minnetonka, MN 55343 Age: 37	Assistant Secretary and Anti-Money Laundering Compliance Officer	Since August 2010

Senior Compliance Analyst, Roxbury Capital Management, LLC, since February 2010; Compliance Analyst, Deephaven Capital Management, from 2008 to 2009; Compliance Risk Analyst, GMAC ResCap, from 2004 to 2008.

(1)          Each Officer shall serve until his or her resignation is accepted by the Trustees, and his successor is chosen, elected and qualified, or until he or she sooner dies or is removed.  Any Officer may be removed by the affirmative vote of a majority of the Trustees at any time, with or without cause.

Leadership Structure and Responsibilities of the Board and the Committee.  The Board is currently composed of two Independent Trustees.  The Board has selected Kenneth Gudorf, an Independent Trustee, to act as Chairman.  Mr. Gudorf’s duties include presiding at meetings of the Board and interfacing with management to address significant issues that may arise between regularly scheduled Board and Committee meetings.  In the performance of his duties, Mr. Gudorf will consult with the other Independent Trustee and the Trust’s Officers and legal counsel, as appropriate.  The Chairman may perform other functions as requested by the Board from time to time.

The Board meets as often as necessary to discharge its responsibilities.  Currently, the Board conducts regular in-person meetings at least four times a year, and may hold special in-person or telephonic meetings as necessary to address specific issues that require attention prior to the next regularly scheduled meeting.  The Board also relies on professionals, such as the Trust’s independent registered public accounting firm and legal counsel, to assist the Trustees in performing their oversight responsibilities.  The Board of Trustees held four meetings during the fiscal year ended June 30, 2010.

The Board has established one standing committee - the Audit Committee.  The Board may establish other committees, or nominate one or more Trustees to examine particular issues related to the Board’s oversight responsibilities, from time to time.  The Audit Committee meets twice annually to perform its delegated oversight functions and reports its findings and recommendations to the Board.  For more information on the Committee, see the section “Audit Committee,” below.

The Board has determined that the Trust’s leadership structure is appropriate because it allows the Board to effectively perform its oversight responsibilities.

Audit Committee.  The Audit Committee is comprised of all of the Trustees.  Mr. Gudorf serves as the chairman of the Committee.  Pursuant to its charter, the Audit Committee has the responsibility, among others, to (1) select the Trust’s independent auditors; (2) review and approve the scope of the independent auditors’ audit activity; (3) review the financial statements which are the subject of the independent auditors’ certifications; and (4) review with such independent auditors the adequacy of the Trust’s basic accounting system and the effectiveness of the Trust’s internal accounting controls. The Audit Committee held two meetings during the fiscal year ended June 30, 2010.

Trustee Experience, Qualifications, Attributes and/or Skills

The information above includes each Trustee’s principal occupations during the last five years.  Each Trustee possesses additional experience, skills and attributes relevant to his qualifications to serve as a Trustee.  The cumulative background of each Trustee led to the conclusion that each Trustee should serve as a Trustee for the Trust.  Mr. Beh, President and Chief Executive Officer of the investment adviser, has over 24 years of experience in the investment company and advisory business.  Mr. Gudorf has over 30 years of experience in investment products and related areas and is currently the Chief Executive Officer of a private investment company.  Mr. Otterlei has over 30 years of experience in financial services and investment areas and is currently a Chief Investment Officer of a foundation.

Risk Oversight

The Board of Trustees performs its risk oversight function for the Trust through a combination of (1) direct oversight by the Board as a whole and the Board committee and (2) indirect oversight through the investment adviser and other service providers, Trust Officers and the Trust’s Chief Compliance Officer.  The Trust is subject to a number of risks, including but not limited to investment risk, compliance risk, operational risk and reputational risk.  Day-to-day risk management with respect to the Fund is the responsibility of the investment adviser or other service providers (depending on the nature of the risk) that carry out the Trust’s investment management and business affairs.  Each of the investment adviser and the other service providers have their own independent interest in risk management and their policies and methods of risk management will depend on their functions and business models and may differ from the Trust’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls.

The Board provides risk oversight by receiving and reviewing on a regular basis reports from the investment adviser and other service providers, receiving and approving compliance policies and procedures, periodic meetings with the Fund’s portfolio managers to review investment policies, strategies and risks, and meeting regularly with the Trust’s Chief Compliance Officer to discuss compliance reports, findings and issues.  The Board also relies on the investment adviser and other service providers, with respect to the day-to-day activities of the Trust, to create and maintain procedures and controls to minimize risk and the likelihood of adverse effects on the Trust’s business and reputation.

Board oversight of risk management is also provided by the Board’s Audit Committee.  The Audit Committee meets with the Trust’s independent registered public accounting firm to ensure that the Trust’s audit scope includes risk-based considerations as to the Trust’s financial position and operations.

The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight.  The Board’s oversight role does not make the Board a guarantor of the Trust’s investments or activities.

Security and Other Interests.   The following table shows the dollar range of equity securities owned beneficially by each Trustee in the Fund and any registered investment company overseen by the Trustees within the same family of investment companies for the calendar year ended December 31, 2009 stated as one of the following dollar ranges:  None; $1-$10,000; $10,001-$50,000; $50,001-$100,000; or over $100,000.

Name of Trustee	Dollar Range of Equity Securities in the Fund
INTERESTED TRUSTEE
Brian C. Beh	[ ]

INDEPENDENT TRUSTEES
Kenneth Gudorf	[ ]
John Otterlei	[ ]

Compensation.  Each Independent Trustee receives from the Trust an annual retainer in the amount of $5,000; $2,000 for each Board meeting attended in person; $200 for each special Board or committee meeting attended by telephone; and reimbursement for reasonable out-of-pocket expenses incurred in attending meetings.  The Chairman of the Board receives an additional $1,000 annual retainer.  Brian Beh receives no compensation from the Trust for his services as Trustee and President.  The following table shows the compensation that the Fund paid to the Independent Trustees and Chief Compliance Officer during the Trust’s fiscal year ended June 30, 2010:

Independent Trustee	Aggregate Compensation from Fund	Pension or Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Paid to:
Kenneth Gudorf	[ ]	N/A	N/A	[ ]
John Otterlei	[ ]	N/A	N/A	[ ]
Chief Compliance Officer
Lance P. Simpson	[ ]	[ ]	[ ]	[ ]

CODES OF ETHICS

In accordance with Rule 17j-1 under the 1940 Act, the Trust and Roxbury Capital Management, LLC, the Trust’s investment adviser (“Roxbury”), have adopted Codes of Ethics.  The Codes are intended to prohibit or restrict transactions that may be deemed to create a conflict of interest between Roxbury and the Trust.  Each Code identifies the specific employees, officers or other persons who are subject thereto and all are required to abide by the provisions thereunder.  Persons covered under the Codes may engage in personal trading for their own accounts, including securities that may also be purchased or held or traded by the Fund under certain circumstances.

Under the Code of Ethics adopted by the Trust, personal trading is subject to specific restrictions, limitations, guidelines and other conditions.  Under the Code of Ethics adopted by Roxbury, personal trading is subject to pre-clearance and other conditions set forth in its Code.

On an annual basis or whenever deemed necessary, the Board of Trustees reviews reports regarding the Codes of Ethics relative to the Trust, including information about any material violations of the Codes.  The Codes are publicly available as exhibits to the Trust’s registration statement filed with the SEC.

PROXY VOTING

The Board of Trustees has adopted proxy voting procedures, and thereunder delegated the responsibility for exercising the voting rights associated with the securities purchased and/or held by the Fund to Roxbury, subject to the Board’s continuing oversight.  In exercising its voting obligations, Roxbury is guided by general fiduciary principles.  It must act prudently, solely in the interest of the Fund, and for the purpose of providing benefits to the Fund.  Roxbury will consider the factors that could affect the value of the Fund’s investment in its determination on a vote.

Roxbury has identified certain significant contributors to shareholder value with respect to a number of common or routine matters that are often the subject of proxy solicitations for shareholder meetings.

Roxbury’s proxy voting procedures address these considerations and establish a framework for its consideration of a vote that would be appropriate for the Fund.  In particular, the proxy voting procedures outline principles and factors to be considered in the exercise of voting authority for proposals addressing many common or routine matters.

Finally, Roxbury’s proxy voting procedures establish a protocol for voting of proxies in cases in which it may have a potential conflict of interest arising from, among other things, a direct business relationship or financial interest in a company soliciting proxies.  In such instances, Roxbury will submit a separate report to the Board of Trustees indicating the nature of the potential conflict of interest and how the determination of such vote was achieved.  Roxbury’s proxy voting policies and procedures are attached to this SAI as Appendix C.  The Fund’s proxy voting record for the twelve-month period ending June 30 of each year is available by August 31 of the same year (i) without charge, upon request, by calling 800-497-2960 and (ii) on the SEC’s website at www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

[As of October 1, 2010, the Trustees and Officers of the Trust, as a group, owned less than 1% of the shares of the Fund.]

[As of October 1, 2010, the name, address and percentage ownership of each shareholder that owned of record or is known by the Trust to own beneficially 5% or more of the outstanding shares of the Fund were as follows:]

Name	Percentage Owned

Under the 1940 Act, a person who beneficially owns more than 25% of the voting securities of a Fund is presumed to control the Fund.

INVESTMENT ADVISORY AND OTHER SERVICES

Roxbury Capital Management, LLC, located at 6001 Shady Oak Road, Suite 200, Minnetonka, MN 55343, serves as the investment adviser to the Small-Cap Growth Fund pursuant to an investment advisory agreement with the Trust dated February 2, 2007 (“Investment Advisory Agreement”). Roxbury provides investment advisory services to mutual funds and other institutional accounts, including corporations, union and pension accounts, foundations, and endowments as well as to individuals.  Roxbury is registered as an investment adviser with the SEC.  WT Investments Inc., is an investment holding company and is a subsidiary of Wilmington Trust Corporation, a banking and financial institution.  WT Investments Inc. has a controlling interest in Roxbury and The Anthony and Gay Browne Revocable Trust has an indirect controlling interest in Roxbury.

Under the Investment Advisory Agreement, Roxbury manages the assets of the Fund.  The Investment Advisory Agreement had an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the Board of Trustees, including a majority of the Independent Trustees, casting votes in person at a meeting called for such purpose, or by a majority of the outstanding voting securities of the Fund.  The Investment Advisory Agreement may be terminated by the Trust or Roxbury on 60 days’ written notice without penalty.  The Investment Advisory Agreement will also terminate automatically in the event of its assignment as defined in the 1940 Act.

Pursuant to the Investment Advisory Agreement, Roxbury is entitled to receive the following annual investment advisory fees, paid monthly, as a percentage of the Fund’s average daily net assets:

Annual Fee As a Percentage of Average Daily Net Assets (“assets”)

1.00% of the first $1 billion in assets;
0.95% of the next $1 billion in assets; and
0.90% of assets over $2 billion

Roxbury was entitled to the following fees, before waivers and expense reimbursements, from the Fund for the past three fiscal years:

12 Months Ended June 30, 2010		12 Months Ended June 30, 2009	12 Months Ended June 30, 2008
$	[ ]	$1,059,490	$1,834,078

Under an agreement dated February 2, 2007, Roxbury agreed to waive a portion of its advisory fee or reimburse expenses to the extent total operating expenses exceed 1.25%.  Unless the Board of Trustees approves its earlier termination, the agreement will remain in place until December 31, 2020. During the last three fiscal years, as applicable, Roxbury waived and reimbursed the following fees with respect to the Fund:

12 Months Ended June 30, 2010		12 Months Ended June 30, 2009	12 Months Ended June 30, 2008
$	[ ]	$228,186	$194,671

Advisory Services.  Under the terms of the Investment Advisory Agreement, Roxbury agrees to:  (a) direct the investments of the Fund, subject to and in accordance with the Fund’s investment objective, policies and limitations set forth in the prospectus and this SAI; (b) purchase and sell for the Fund securities and other investments consistent with the Fund’s objective and policies; (c) supply office facilities, equipment and personnel necessary for servicing the investments of the Fund; (d) pay the salaries of all personnel of the Fund and Roxbury performing services relating to research, statistical and investment activities on behalf of the Fund; (e) make available and provide such information as the Fund and/or its administrator may reasonably request for use in the preparation of its registration statement, reports and other documents required by any applicable federal, foreign or state statutes or regulations; and (f) make its officers and employees available to the Trustees and Officers of the Trust for consultation and discussion regarding the management of the Fund and its investment activities.  Additionally, Roxbury agrees to create and maintain all necessary records in accordance with all applicable laws, rules and regulations pertaining to the various functions performed by it and not otherwise created and maintained by another party pursuant to a contract with the Fund.  The Trust and/or Roxbury may at any time or times, upon approval by the Board of Trustees, enter into one or more sub-advisory agreements with a sub-adviser pursuant to which the adviser delegates any or all of its duties as listed.

The Investment Advisory Agreement provides that Roxbury shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the agreement relates, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its obligations and duties under the Agreement.

The salaries of any Officers and any Interested Trustees of the Trust who are affiliated with Roxbury and the salaries of all personnel of Roxbury performing services for the Fund relating to research, statistical and investment activities are paid by Roxbury.

ADMINISTRATION AND ACCOUNTING SERVICES

Pursuant to an Administration and Accounting Services Agreement dated as of February 2, 2007 (the “Administration Agreement”), BNY Mellon provides administration and accounting services for the Fund such as preparing shareholder reports, providing statistical and research data, assisting Roxbury in compliance monitoring activities, and preparing and filing federal and state tax returns on behalf of the Fund.  In addition, BNY Mellon prepares and files certain reports with the appropriate regulatory agencies and prepares certain materials required by the SEC or any state securities commission having jurisdiction over the Fund.  The accounting services performed by BNY Mellon include determining the net asset value per share of the Fund and maintaining records relating to the securities transactions of the Fund.

On July 1, 2010, all of the stock of PNC Global Investment Servicing Inc., an indirect, wholly- owned subsidiary of The PNC Financial Services Group, Inc., was sold to The Bank of New York Mellon Corporation (the “Stock Sale”).  The Stock Sale included PNC Global Investment Servicing (U.S.) Inc.  Effective July 1, 2010, PNC Global Investment Servicing (U.S.) Inc. changed its name to BNY Mellon Investment Servicing (US) Inc.

The Administration Agreement shall remain in effect for a period of three years after the effective date of the Administration Agreement and shall continue in effect for successive periods of one year unless terminated by either party on not less than 30 days’ prior written notice to the other party.  For its services, BNY Mellon receives an annual fee of 0.70% of the Fund’s average net assets.  The foregoing fee is subject to a monthly minimum fee of $4,166 for the Fund.  BNY Mellon agreed to waive certain administrative fees during the first year period under the Administration Agreement.  BNY Mellon is located at 301 Bellevue Parkway, Wilmington, Delaware 19809.

For the past three fiscal years, the Fund paid the following administrative fees:

12 Months Ended 6/30/09		12 Months Ended 6/30/09	12 Months Ended 6/30/08
$	[ ]	$123,009	$189,778

ADDITIONAL SERVICE PROVIDERS

Independent Registered Public Accounting Firm.  [          ] serves as the independent registered public accounting firm to the Trust providing services which include (1) auditing the annual financial statements for the Fund; and (2) the review of the annual federal income tax returns filed on behalf of the Fund.  [          ] is located at [          ].

Legal Counsel.  Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA 19103, serves as counsel to the Trust.

Custodian.  PFPC Trust Company, 8800 Tinicum Boulevard, Philadelphia, PA 19153, serves as the Fund’s custodian.  The custodian’s services include, in addition to the custody of all cash and securities owned by the Trust, the maintenance of custody accounts in the custodian’s trust department, the segregation of all certificated securities owned by the Trust, the appointment of authorized agents as sub-custodians, disbursement of funds from the custody accounts of the Trust, releasing and delivering securities from the custody accounts of the Trust, maintaining records with respect to such custody accounts, delivering to the Trust a daily and monthly statement with respect to such custody accounts, and causing proxies to be executed.  PFPC Trust Company receives a fee for its services based on the average daily net assets of the Fund and the number of security transactions of the Fund.

On July 1, 2010, all of the stock of PNC Global Investment Servicing Inc., an indirect, wholly- owned subsidiary of The PNC Financial Services Group, Inc., was sold to The Bank of New York Mellon Corporation (the “Stock Sale”).  The Stock Sale included PFPC Trust Company.  PFPC Trust Company will not change its name until a later date to be announced.

Transfer Agent.  BNY Mellon, 760 Moore Road, King of Prussia, Pennsylvania 19406, serves as the transfer agent and dividend paying agent.

DISTRIBUTION OF SHARES

Professional Funds Distributor, LLC (the “Distributor”), located at 760 Moore Road, King of Prussia, PA 19406, serves as the underwriter of the Fund’s shares pursuant to an Underwriting Agreement with the Trust.  Pursuant to the terms of the Underwriting Agreement, the Distributor is granted the right to sell the shares of the Fund as agent for the Trust.  Shares of the Fund are offered continuously.

Under the terms of the Underwriting Agreement, the Distributor agrees to use efforts deemed appropriate by the Distributor to solicit orders for the sale of shares of the Fund and will undertake such advertising and promotions as it believes reasonable in connection with such solicitation.

The Underwriting Agreement became effective February 2, 2007 and will continue in effect for a period of up to two years.  Thereafter, the agreement may continue in effect for successive annual periods provided such continuance is approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees.  The Underwriting Agreement provides that the Distributor, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreements, will not be liable to the Fund or their shareholders for losses arising in connection with the sale of Fund shares.

The Underwriting Agreement terminates automatically in the event of an assignment.  The Underwriting Agreement is also terminable without payment of any penalty with respect to the Fund (i) by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the Fund on sixty (60) days’ written notice to the Distributor; or (ii) by the Distributor on sixty (60) days’ written notice to the Fund.

PORTFOLIO MANAGERS

Other Accounts Managed.  The following table provides additional information about other accounts managed by portfolio managers and management team members jointly and primarily responsible for the day-to-day management of the Fund as of June 30, 2010.

Portfolio	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.

For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

Manager(s) jointly and primarily responsible for the	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
day to day management of the Fund’s assets	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Roxbury Capital Management, LLC

Robert Marvin*	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Nick A. Blankl *	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Brian Smoluch*	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
David G. Swank*	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

* The Small-Cap Growth Fund is managed by a team.  The total amount of assets and number of accounts are shown on each Portfolio Manager’s row.

Material conflicts of interest.  Material conflicts of interest that may arise in connection with a portfolio manager’s management of the Fund’s investments and investments of other accounts managed include material conflicts between the investment strategy of the Fund and the investment strategy of the other accounts managed by the portfolio manager and conflicts associated with the allocation of investment opportunities between the Fund and other accounts managed by the portfolio manager.  The table below discusses potential material conflicts of interest identified by Roxbury in connection with the management of the Fund.  Additional conflicts of interest may potentially exist or arise that are not discussed below.

Portfolio Managers	Description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments and the investments of the other accounts managed.
Roxbury Capital Management, LLC. • Robert Marvin • Nick A. Blankl • Brian Smoluch • David G. Swank

Roxbury understands that potential material conflicts of interest exist in “side-by-side” management. As such, Roxbury has always had comprehensive procedures on the aggregation and allocation of transactions across accounts managed in the same investment strategy. When possible, Roxbury aggregates the same transactions in the same securities for many accounts to enhance execution. Clients in an aggregated transaction each receive the same price per share or unit, but, if they have directed brokerage to a particular broker, they may pay different commissions or may pay or receive a different price.

Certain clients may not be included in certain aggregated transactions because of cash availability, account restrictions, directed brokerage, or tax sensitivity. Roxbury utilizes a trade rotation in these situations. The allocation is pro-rata basis within each aggregated group unless the size of the fill is such that a pro rata allocation is not appropriate.

Roxbury’s Code of Ethics details additional guidelines and procedures to eliminate potential material conflicts of interest.

Compensation.  Following is a description of the structure of, and method used to determine the compensation received by the Fund’s portfolio managers or management team members from the Fund, Roxbury or any other source with respect to managing the Fund and any other accounts.

Portfolio Managers	Structure of, and method used to determine, the compensation of each Portfolio Manager, including the criteria on which compensation is based
Robert Marvin Nick A. Blankl Brian Smoluch David G. Swank

Roxbury’s investment professionals receive a base salary commensurate with their level of experience. Roxbury’s goal is to maintain competitive base salaries through review of industry standards, market conditions and salary surveys. Each Portfolio Manager’s compensation includes a combination of base salary, bonus, a benefits package, and a profit sharing plan linked directly to the net income of Roxbury’s small-cap growth accounts. Each Portfolio Manager participates in the Small-Cap Growth division’s profit growth through annual profit (bonus) distribution. Compensation is tied to performance in this way.

Ownership of securities.  The following table sets forth the dollar range of equity securities beneficially owned by each portfolio manager in the Fund as of June 30, 2010.

Portfolio Managers	Dollar Value of Portfolio Shares Beneficially Owned
Robert Marvin	[ ]
Nick A. Blankl	[ ]
Brian Smoluch	[ ]
David G. Swank	[ ]

BROKERAGE ALLOCATION AND OTHER PRACTICES

Brokerage Transactions.  Roxbury places all portfolio transactions on behalf of the Fund, selects broker-dealers for such transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions.  Debt securities purchased and sold by the Fund are generally traded on the dealer market on a net basis (i.e., without commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument.  This means that a dealer (the securities firm or bank dealing with the Fund) makes a market for securities by offering to buy at one price and sell at a slightly higher price.  The difference between the prices is known as a spread.  When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter.  When buying or selling securities, the Fund may pay commissions to brokers who are affiliated with the investment adviser, a sub-adviser or the Fund.

During the fiscal years ended June 30, 2010, 2009 and 2008, the Fund paid the following brokerage commissions:

12 Months Ended June 30, 2010		12 Months Ended June 30, 2009	12 Months Ended June 30, 2008
$	[ ]	$646,144	$779,785

Brokerage Selection.  The primary objective of Roxbury in placing orders on behalf of the Fund for the purchase and sale of securities is to obtain best execution at the most favorable prices through responsible brokers or dealers and, where the spread or commission rates are negotiable, at competitive rates.  In selecting and monitoring a broker or dealer, Roxbury considers, among other things:  (i) the price of the securities to be purchased or sold; (ii) the rate of the spread or commission; (iii) the size and difficulty of the order; (iv) the nature and character of the spread or commission for the securities to be purchased or sold; (v) the reliability, integrity, financial condition, general execution and operational capability of the broker or dealer; and (vi) the quality of any research or statistical services provided by the broker or dealer to the Fund or to Roxbury.

Section 28(e) of the Securities Exchange Act of 1934 provides that an investment adviser, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available.  Under Section 28(e), an investment adviser is required to make a good faith determination that the commissions paid are reasonable in relation to the value of the brokerage and research services provided viewed in terms of either that particular transaction or the investment adviser’s overall responsibilities with respect to accounts as to which it exercises investment discretion.  The services provided by the broker also must lawfully or appropriately assist the investment adviser in the performance of its investment decision-making responsibilities.  Accordingly, in recognition of research services provided to it, the Fund may pay a higher brokerage commission than those available from another broker.

Research services received from broker-dealers supplement Roxbury’s own research (and the research of any affiliates), and may include the following types of information:  statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information with respect to the performance, investment activities, and fees and expenses of other mutual funds.

Broker-dealers may communicate such information electronically, orally, in written form or on computer software.  Research services may also include the providing of electronic communications of trade information, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.  The outside research assistance is useful to an adviser since the broker-dealers used by the advisers tend to follow a broad universe of securities and the research provided by such broker-dealers may provide an adviser with a diverse perspective on financial markets.  Research services provided to an adviser by broker-dealers are available for the benefit of all accounts managed or advised by such investment adviser or by its affiliates.  An investment adviser cannot readily determine the extent to which spreads or commission rates or net prices charged by brokers or dealers reflect the value of their research, analysis, advice and similar services.

During the fiscal year ended June 30, 2010, the Fund directed transactions and paid brokerage commissions because of research services provided in the following amounts:

12 Months Ended June 30, 2010
Commissions Paid		Transactions Directed
$	[ ]	$	[ ]

Allocation of Portfolio Transactions.  Some of Roxbury’s other clients have investment objectives and programs similar to that of the Fund.  Occasionally, recommendations made to other clients may result in their purchasing or selling securities simultaneously with the Fund.  Consequently, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities.  It is the policy of Roxbury not to favor one client over another in making recommendations or in placing orders.  In the event of a simultaneous transaction, purchases or sales are averaged as to price, transaction costs are allocated between the Fund and other clients participating in the transaction on a pro rata basis and purchases and sales are normally allocated between the Fund and the other clients as to amount according to a formula determined prior to the execution of such transactions.

DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

The Fund has one class of shares — Institutional Shares.  The shares of the Fund, when issued and paid for in accordance with the prospectus, will be fully paid and non-assessable shares, with equal voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.

Shares of the Fund entitle holders to one vote per share and fractional votes for fractional shares held.  Shares have non-cumulative voting rights with respect to election of Trustees, do not have preemptive or subscription rights and are transferable.  The Fund and class take separate votes on matters affecting only the Fund or class.  For example, a change in the fundamental investment policies for the Fund would be voted upon only by shareholders of the Fund.

The Fund does not hold annual meetings of shareholders.  A meeting of shareholders for the purpose of voting upon the question of removal of any Trustee may be called upon the demand of shareholders owning not less than 10% of the Trust’s outstanding shares.  Except when a larger quorum is required by the applicable provisions of the 1940 Act, forty percent (40%) of the shares entitled to vote on a matter constitutes a quorum at a meeting of shareholders.  Generally, subject to the 1940 Act and the specific provisions of the Agreement and Declaration of Trust (the “Declaration of Trust”), when a quorum is present at any meeting, a majority of the shares voted will decide any questions, except only a plurality vote is necessary to elect Trustees.

The Fund may involuntarily redeem a shareholder’s shares: (a) if the shareholder owns shares of the Fund having an aggregate net asset value of less than a minimum value determined from time to time by the Trustees; (b) to the extent that the shareholder owns shares of the Fund equal to or in excess of a maximum percentage of the outstanding shares of the Fund determined from time to time by the Trustees; or (c) to the extent that such shareholder owns shares equal to or in excess of a maximum percentage, determined from time to time by the Trustees, of the outstanding shares of the Trust.  In addition, the Trust may call for the redemption of shares of any shareholder or may refuse to transfer or issue shares to any person to the extent that the same is necessary to comply with applicable law or advisable to further the purpose for which the Trust was established, including circumstances involving frequent or excessive trading in shares of the Fund.  The Declaration of Trust also provides that if an Officer or agent of the Trust has determined that a shareholder has engaged in frequent and excessive trading in shares of the Fund, the Trust may require the shareholder to redeem his or her shares.

The Trust may cause, to the extent consistent with applicable law: (a) the Trust or its Fund to be merged into or consolidated with another trust, series of another trust or other person; (b) the shares of the Trust or the Fund to be converted into beneficial interests in another trust or series thereof; (c) the shares to be exchanged for assets or property under or pursuant to any state or federal statute to the extent permitted by law; or (d) a sale of assets of the Trust or its Fund.  Such merger or consolidation, share conversion, share exchange or sale of assets must be authorized by a majority of the shares voted when a quorum is present, provided that in all respects not governed by statute or applicable law, the Trustees have power to prescribe the procedure necessary or appropriate to accomplish a merger or consolidation, share conversion, share exchange, or sale of assets, including the power to create one or more separate trusts to which all or any part of the assets, liabilities, profits or losses of the Trust may be transferred and to provide for the conversion of shares of the Trust or the Fund into beneficial interests in such separate business trust or trusts or series thereof.

Notwithstanding the foregoing paragraph, the Declaration of Trust provides that the Trustees may, without the vote or consent of shareholders, cause to be organized or assist in organizing a corporation or corporations under the laws of any jurisdiction, or any other trust, partnership, limited liability company, association or other organization, or any series or class of any thereof, to acquire all or a portion of the Trust property (or all or a portion of the Trust property held with respect to a particular Fund or allocable to a particular class) or to carry on any business in which the Trust directly or indirectly has any interest (any of the foregoing, a “Successor Entity”), and to sell, convey and transfer Trust property to any such Successor Entity in exchange for the shares or securities thereof or otherwise, and to lend money to, subscribe for the shares or securities of, and enter into any contracts with any such Successor Entity in which the Trust holds or is about to acquire shares or any other interest.  The Trustees may also, without the vote or consent of shareholders, cause a merger or consolidation between the Trust and any Successor Entity if and to the extent permitted by law.  However, the Declaration of Trust provides that the Trustees shall provide written notice to affected shareholders of each such transaction.  Such transactions may be effected through share-for-share exchanges, transfers or sales of assets, in-kind redemptions and purchases, exchange offers, or any other method approved by the Trustees.

The Declaration of Trust provides that no shareholder shall have the right to bring or maintain any court action, proceeding or claim in the right of the Trust or the Fund or class thereof to recover a judgment in its favor unless (a) shareholders holding at least ten percent (10%) of the outstanding shares of the Trust, Fund or class, as applicable, join in the bringing of such court action, proceeding or claim; and (b) the bringing or maintenance of such court action, proceeding or claim is otherwise in accordance with Section 3816 of the Delaware Statutory Trust Act, subject to certain additional requirements.

The Declaration of Trust provides that by virtue of becoming a shareholder of the Fund, each shareholder will be held to have expressly assented and agreed to the terms of the Declaration of Trust of the Trust, the By-Laws of the Trust and the resolutions of the Board of Trustees.

The Declaration of Trust provides that the Trust will indemnify and hold harmless each Trustee and Officer of the Trust and each former Trustee and Officer of the Trust (each hereinafter referred to as a “Covered Person”) from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Covered Person’s performance of his or her duties as a Trustee or Officer of the Trust or otherwise relating to any act, omission, or obligation of the Trust, if, as to liability to the Trust or its investors, it is finally adjudicated that the Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the Covered Person’s offices.  In the case of settlement, such indemnification will be provided if it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial type inquiry), by vote of a majority of disinterested Trustees of the Trust, or in a written opinion of independent counsel, that such Officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.  Rights to indemnification or insurance cannot be limited retroactively.

The Declaration of Trust further provides that (i) the appointment, designation or identification of a Trustee as chairperson of the Board of Trustees or a member or chairperson of a committee of the Trustees, an expert on any topic or in any area (including an audit committee financial expert), or the lead Independent Trustee, or any other special appointment, designation or identification of a Trustee, shall not impose on that individual any duty, obligation or liability that is greater than the duties, obligations and liability imposed on that person as a Trustee in the absence of the appointment, designation or identification (except with respect to duties expressly imposed pursuant to the By-Laws of the Trust, a committee charter or a Trust policy statement); (ii) no Trustee who has special skills or expertise, or is appointed, designated or identified shall be held to a higher standard of care by virtue thereof; and (iii) no appointment, designation or identification of a Trustee shall effect in any way that Trustee’s rights or entitlement to indemnification.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchase of Shares.  Information regarding the purchase of shares is discussed in the “Purchase of Shares” section of the prospectus.  Additional methods to purchase shares for non-institutional investors are as follows:

Individual Retirement Accounts:  You may purchase shares of the Fund for a tax-deferred retirement plan such as an individual retirement account (“IRA”).  To order an application for an IRA and a brochure describing the Fund IRA, call (800) 497-2960.  PFPC Trust Company, as custodian for each IRA account, receives an annual fee of $12 per Social Security Number, paid directly to PFPC Trust Company by the IRA shareholder.  If the fee is not paid by the due date, the appropriate number of Fund shares owned by the IRA will be redeemed automatically as payment.

Automatic Investment Plan:  You may purchase Fund shares through an Automatic Investment Plan (“AIP”).  Under the AIP, the transfer agent, at regular intervals, will automatically debit your bank checking account in an amount of $50 or more (after the $100,000 minimum for Institutional Shares).  You may elect to invest the specified amount monthly, bimonthly, quarterly, semiannually or annually.  The purchase of Fund shares will be effected at their offering price at the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m., Eastern time), on or about the 20th day of the month.  For more information about the Automatic Investment Plan, please call (800) 497-2960.

Payroll Investment Plan:  The Payroll Investment Plan (“PIP”) permits you to make regularly scheduled purchases of Fund shares through payroll deductions.  To open a PIP account, you must submit a completed account application, payroll deduction form and the minimum initial deposit to your employer’s payroll department.  Then, a portion of your paychecks will automatically be transferred to your PIP account for as long as you wish to participate in the plan.  It is the sole responsibility of your employer, not the Fund, the Distributor, the investment adviser or the transfer agent, to arrange for transactions under the PIP.  The Fund reserves the right to vary its minimum purchase requirements for employees participating in a PIP.  For more information regarding PIP call (800) 497-2960.

Redemption of Shares.  Information regarding the redemption of shares is discussed in the “Redemption of Shares” section of the prospectus.  Additional methods to redeem shares are as follows:

By Wire:  Redemption proceeds may be wired to your pre-designated bank account in any commercial bank in the U.S. if the amount is $1,000 or more.  The receiving bank may charge a fee for this service.  Proceeds also may be mailed to your bank or, for amounts of $10,000 or less, mailed to your Fund account address of record if the address has been established for at least 60 days.  In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions.  You may change the bank account that you have designated to receive amounts redeemed at any time.  Any request to change the bank account designated to receive redemption proceeds should be accompanied by a medallion signature guarantee by a guarantor institution that is acceptable to the transfer agent, such as a domestic bank or trust company, broker, dealer, clearing agency or savings association, participating in a recognized signature guarantee program such as the Securities Transfer Agents Medallion Program (“STAMP”), Stock Exchanges Medallion Program (“SEMP”) and New York Stock Exchange, Inc. Medallion Signature Program (“MSP”). Signature guarantees that are not part of these programs will not be accepted.  A signature and a medallion signature guarantee are required for each person in whose name the bank account is registered.  Further documentation will be required to change the designated bank account when a corporation, other organization, trust, fiduciary or other institutional investor holds Fund shares.

Systematic Withdrawal Plan:  If you are a non-institutional investor and you own shares of the Fund with a value of $10,000 or more, you may participate in the Systematic Withdrawal Plan (“SWP”).  Under the SWP, you may automatically redeem a portion of your account monthly, bimonthly, quarterly, semiannually or annually.  The minimum withdrawal available is $100.  The redemption of Fund shares will be effected at the NAV determined on or about the 25th day of the month.  For more information regarding SWP call (800) 497-2960.

Additional Information Regarding Redemptions:  If shares to be redeemed represent a recent investment made by check, the Fund reserves the right not to make the redemption proceeds available until they have reasonable grounds to believe that the check has been collected (which could take up to 10 days).

To ensure proper authorization before redeeming Fund shares, the transfer agent may require additional documents such as, but not restricted to, stock powers, trust instruments, death certificates, appointments as fiduciary, certificates of corporate authority and waivers of tax required in some states when settling estates.

When shares are held in the name of a corporation, other organization, trust, fiduciary or other institutional investor, the transfer agent requires, in addition to the stock power, certified evidence of authority to sign the necessary instruments of transfer.  These procedures are for the protection of shareholders and should be followed to ensure prompt payment.  Redemption requests must not be conditional as to date or price of the redemption.  Proceeds of a redemption will be sent within 7 days of acceptance of shares tendered for redemption.  Delay may result if the purchase check has not yet cleared, but the delay will be no longer than required to verify that the purchase check has cleared, and the Fund will act as quickly as possible to minimize delay.

The value of shares redeemed may be more or less than the shareholder’s cost, depending on the net asset value at the time of redemption.  Redemption of shares may result in tax consequences (gain or loss) to the shareholder, and the proceeds of a redemption may be subject to backup withholding.

A shareholder’s right to redeem shares and to receive payment therefore may be suspended when (a) the Exchange is closed other than customary weekend and holiday closings; (b) trading on the Exchange is restricted; (c) an emergency exists as a result of which it is not reasonably practicable to dispose of the Fund’s securities or to determine the value of the Fund’s net assets; or (d) ordered by a governmental body having jurisdiction over the Fund for the protection of the Fund’s shareholders, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether a condition described in (b), (c) or (d) exists.  In case of such suspension, shareholders of the Fund may withdraw their requests for redemption or may receive payment based on the net asset value of the Fund next determined after the suspension is lifted.

The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part with readily marketable securities (redemption “in-kind”) chosen by the Fund and valued in the same way as they would be valued for purposes of computing the net asset value of the Fund.  If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash.  The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund for any one shareholder during any 90-day period.  This election is irrevocable unless the SEC permits its withdrawal.

Pricing of Shares.  The net asset value per share of the Fund is determined by dividing the value of the Fund’s net assets by the total number of Fund shares outstanding.  This determination is made by BNY Mellon, as of the close of regular trading on the Exchange (normally 4:00 p.m., Eastern time) each day the Fund is open for business.  The Fund is open for business on days when the Exchange and BNY Mellon are open for business.

In valuing the Fund’s assets, a security listed on the Exchange (and not subject to restrictions against sale by the Fund on the Exchange) will be valued at its last sale price on the Exchange on the day the security is valued.  Lacking any sales on such day, the security will be valued at the mean between the closing ask price and the closing bid price.  Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively.  Unlisted securities that are quoted on the National Association of Securities Dealers’ National Market System, for which there have been sales of such securities on such day, shall be valued at the last sale price reported on such system on the day the security is valued.  If there are no such sales on such day, the value shall be the mean between the closing ask price and the closing bid price.  The value of such securities quoted on the NASDAQ Stock Market System, but not listed on the National Market System, shall be valued at the mean between the closing ask price and the closing bid price.  Unlisted securities that are not quoted on the NASDAQ Stock Market System and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and ask price for such security in the over-the-counter market.  Other unlisted securities (and listed securities subject to restriction on sale) will be valued at fair value as determined in good faith under the direction of the Board of Trustees although the actual calculation may be done by others.  Short-term investments with remaining maturities of less than 61 days are valued at amortized cost.

DIVIDENDS

Dividends, if any, from the Fund’s net investment income and distributions of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by the Fund, after deducting any available capital loss carryovers, are declared and paid to its shareholders annually.

TAXATION OF THE FUND

General.  The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the prospectus.  No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the prospectus are not intended as a substitute for careful tax planning.  Potential investors should consult their tax advisers with specific reference to their own tax situations.

The discussions of the federal tax consequences in the prospectus and this SAI are based on the Internal Revenue Code (the “Code”) and the regulations issued under it, and court decisions and administrative interpretations as in effect on the date of this SAI.  Future legislative or administrative changes or court decisions may significantly change the statements included herein, and any such changes or decisions may be retroactive.

The Fund qualified during its last taxable year and intends to continue to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code.  As a regulated investment company, the Fund generally is exempt from federal income tax on its net investment income and realized capital gains that it distributes to shareholders.  To qualify for treatment as a regulated investment company, it must meet three important tests each year.

First, the Fund must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities, or currencies or net income derived from interests in qualified publicly-traded partnerships.

Second, generally, at the close of each quarter of the Fund’s taxable year, at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of any such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of any such issuer); and no more than 25% of the value of the Fund’s total assets may be invested in the securities of (1) any one issuer (other than U.S. Government securities and securities of other regulated investment companies); (2) two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses; or (3) one or more qualified publicly-traded partnerships.

Third, the Fund must distribute an amount equal to at least the sum of 90% of the Fund’s investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% of its tax-exempt income, if any, for the year.

The Fund intends to comply with these requirements.  If the Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or if the shortfall is large enough, the Fund could be disqualified as a regulated investment company.  If for any taxable year the Fund were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders.  In that event, shareholders would recognize dividend income on distributions to the extent of the Fund’s current and accumulated earnings and profits, and corporate shareholders could be eligible for the dividends-received deduction.

The Code imposes a nondeductible 4% excise tax on regulated investment companies that fail to distribute each year an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses).  The Fund intends to make sufficient distributions or deemed distributions each year to avoid liability for this excise tax.

State and Local Taxes.  Although the Fund expects to qualify as a “regulated investment company” and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

Taxation of Certain Investments.  The tax principles applicable to transactions in financial instruments such as futures contracts and options that may be engaged in by the Fund, and investments in passive foreign investment companies (“PFICs”), are complex and, in some cases, uncertain.  Such transactions and investments may cause the Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax.  Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

In addition, in the case of any shares of a PFIC in which the Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the shares.

PERFORMANCE INFORMATION

The Fund may from time to time quote or otherwise use yield and total return information in advertisements, shareholder reports or sales literature.  Average annual total return and yield are computed pursuant to formulas specified by the SEC.

Thirty-day yield is derived by dividing net investment income earned during the period by the product of the average daily number of shares outstanding and entitled to receive dividends during the period and the maximum public offering price per share on the last day of such period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized by assuming that yield is realized each month for twelve months and is reinvested every six months. Net investment income per share is equal to the dividends and interest earned during the period, reduced by accrued expenses for the period. The calculation of net investment income for these purposes may differ from the net investment income determined for accounting purposes.

The distribution rate for a specified period is calculated by annualizing distributions of net investment income for such period and dividing this amount by the net asset value per share or maximum public offering price on the last day of the period.

Average annual total return (before taxes) for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable to the relevant class at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount, assuming a redemption at the end of the period.  This calculation assumes a complete redemption of the investment. It also assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.

Average annual total return (after taxes on distributions) for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable to the relevant class at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions but not redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment but further assumes that the redemption has no federal income tax consequences.  This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period.  In calculating the impact of federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions and long-term capital gain rate for long-term capital gain distributions).  The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date.  These tax rates may vary over the measurement period.  The effect of applicable tax credits, such as the foreign tax credit, is also taken into account in accordance with federal tax law. The calculation disregards (i) the effect of phase-outs of certain exemptions, deductions and credits at various income levels; (ii) the impact of the federal alternative minimum tax; and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes).

Average annual total return (after taxes on distributions and redemptions) for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable to the relevant class at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions and redemptions) which would produce that amount, assuming a redemption at the end of the period.  This calculation assumes a complete redemption of the investment.  This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period.  In calculating the federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions and long-term capital gain rate for long-term capital gain distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. These tax rates may vary over the measurement period.  The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law.  The calculation disregards the (i) effect of phase-outs of certain exemptions, deductions and credits at various income levels; (ii) the impact of the federal alternative minimum tax; and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes).  In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds.  The highest federal individual capital gains tax rate in effect on the redemption date is used in such calculation.  The federal income tax rates used correspond to the tax character of any gains or losses (e.g., short-term or long-term). When the return after taxes on distributions and redemption of shares is higher than returns after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of shares, capital loss is recorded as a tax benefit which increases returns.

Year-by-year total return and cumulative total return for a specified period are each derived by calculating the percentage rate required to make a $1,000 investment (made at the maximum public offering price with all distributions reinvested) at the beginning of such period equal to the actual value of such investment at the end of such period.

The Fund may also from time to time advertise total return on a cumulative, average, year- by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules. In addition, the Fund may furnish total return calculations based on investments at various sales charge levels or at net asset value.  An after-tax total return for the Fund may be calculated by taking its total return and subtracting applicable federal taxes from the portions of the Fund’s total return attributable to capital gain and ordinary income distributions.  This after-tax total return may be compared to that of other mutual funds with similar investment objectives as reported by independent sources.  Any performance information which is based on the Fund’s net asset value per share would be reduced if any applicable sales charge were taken into account. In addition to the above, the Fund may from time to time advertise its performance relative to certain averages, performance rankings, indices, other information prepared by recognized mutual fund statistical services and investments for which reliable performance information is available.  The Fund’s performance quotations do not reflect any fees charged by a financial intermediary to its customer accounts in connection with investments in the Fund.

The Fund’s performance data will be based on historical results and will not be intended to indicate future performance.  The Fund’s total return, yield and distribution rate will vary based on market conditions, portfolio expenses, portfolio investment and other factors. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. The value of the Fund’s shares will fluctuate and an investor’s shares may be worth more or less than their original cost upon redemption. Performance may reflect expense limitations in effect. In their absence, performance would be reduced.

Total return will be calculated separately for each class of shares in existence.  Because each class of shares is subject to different expenses, total return with respect to each class of shares of the Fund will differ.

FINANCIAL STATEMENTS

The Fund’s financial statements for the fiscal year ended June 30, 2010, included in the Annual Report to shareholders and the report dated August [  ], 2010 of [                 ], the independent registered public accounting firm for the Fund, related thereto are incorporated herein by reference.  No other parts of the Annual Report are incorporated herein by reference.

APPENDIX A

OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACT STRATEGIES

Regulation of the Use of Options, Futures and Forward Currency Contract Strategies.  As discussed in the prospectus, in managing the Fund, the adviser may engage in certain options, futures and forward currency contract strategies for certain bona fide hedging, risk management or other portfolio management purposes.  Certain special characteristics of and risks associated with using these strategies are discussed below.  Use of options, futures and forward currency contracts is subject to applicable regulations and/or interpretations of the SEC and the several options and futures exchanges upon which these instruments may be traded.  The Board of Trustees has adopted investment guidelines (described below) reflecting these regulations.

In addition to the products, strategies and risks described below and in the prospectus, the adviser expects to discover additional opportunities in connection with options, futures and forward currency contracts.  These new opportunities may become available as new techniques develop, as regulatory authorities broaden the range of permitted transactions and as new options, futures and forward currency contracts are developed.  These opportunities may be utilized to the extent they are consistent with the Fund’s investment objective and limitations and permitted by applicable regulatory authorities.  The registration statement for the Fund will be supplemented to the extent that new products and strategies involve materially different risks than those described below and in the prospectus.

Cover Requirements.  The Fund will not use leverage in its options and futures.  Accordingly, the Fund will comply with guidelines established by the SEC with respect to coverage of these strategies by either (1) earmarking or setting aside cash or liquid, unencumbered, daily marked-to-market securities in one or more segregated accounts with the custodian in the prescribed amount; or (2) holding securities or other options or futures contracts whose values are expected to offset (“cover”) their obligations thereunder.  Securities, currencies, or other options or futures contracts used for cover cannot be sold or closed out while these strategies are outstanding, unless they are replaced with similar assets.  As a result, there is a possibility that the use of cover involving a large percentage of the Fund’s assets could impede portfolio management, or the Fund’s ability to meet redemption requests or other current obligations.

Options Strategies.  The Fund may purchase and write (sell) only those options on securities and securities indices that are traded on U.S. exchanges.  Exchange-traded options in the U.S. are issued by a clearing organization affiliated with the exchange, on which the option is listed, which, in effect, guarantees completion of every exchange-traded option transaction.

The Fund may purchase call options on securities in which it is authorized to invest in order to fix the cost of a future purchase.  Call options also may be used as a means of enhancing returns by, for example, participating in an anticipated price increase of a security.  In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the potential loss to the Fund to the option premium paid; conversely, if the market price of the underlying security increases above the exercise price and the Fund either sells or exercises the option, any profit eventually realized would be reduced by the premium paid.

The Fund may purchase put options on securities that it holds in order to hedge against a decline in the market value of the securities held or to enhance return.  The put option enables the Fund to sell the underlying security at the predetermined exercise price; thus, the potential for loss to the Fund below the exercise price is limited to the option premium paid.  If the market price of the underlying security is higher than the exercise price of the put option, any profit the Fund realizes on the sale of the security is reduced by the premium paid for the put option less any amount for which the put option may be sold.

The Fund may on certain occasions wish to hedge against a decline in the market value of securities that it holds at a time when put options on those particular securities are not available for purchase.  At those times, the Fund may purchase a put option on other carefully selected securities in which it is authorized to invest, the values of which historically have a high degree of positive correlation to the value of the securities actually held.  If the adviser’s judgment is correct, changes in the value of the put options should generally offset changes in the value of the securities being hedged.  However, the correlation between the two values may not be as close in these transactions as in transactions in which the Fund purchases a put option on a security that it holds.  If the value of the securities underlying the put option falls below the value of the portfolio securities, the put option may not provide complete protection against a decline in the value of the portfolio securities.

The Fund may write covered call options on securities in which it is authorized to invest for hedging purposes or to increase return in the form of premiums received from the purchasers of the options.  A call option gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the exercise price during the option period.  The strategy may be used to provide limited protection against a decrease in the market price of the security, in an amount equal to the premium received for writing the call option less any transaction costs.  Thus, if the market price of the underlying security held by the Fund declines, the amount of the decline will be offset wholly or in part by the amount of the premium received by the Fund.  If, however, there is an increase in the market price of the underlying security and the option is exercised, the Fund will be obligated to sell the security at less than its market value.

The Fund may also write covered put options on securities in which it is authorized to invest.  A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security at the exercise price during the option period.  So long as the obligation of the writer continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring it to make payment of the exercise price against delivery of the underlying security.  The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.  If the put option is not exercised, the Fund will realize income in the amount of the premium received.  This technique could be used to enhance current return during periods of market uncertainty.  The risk in such a transaction would be that the market price of the underlying securities would decline below the exercise price less the premiums received, in which case the Fund would expect to suffer a loss.

The Fund may purchase put and call options and write covered put and call options on indices in much the same manner as the more traditional options discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets (or a market sector) rather than anticipated increases or decreases in the value of a particular security.  An index assigns values to the securities included in the index and fluctuates with changes in such values.  Settlements of index options are effected with cash payments and do not involve delivery of securities.  Thus, upon settlement of an index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the index.  The effectiveness of hedging techniques using index options will depend on the extent to which price movements in the index selected correlate with price movements of the securities in which the Fund invests.  Perfect correlation is not possible because the securities held or to be acquired by the Fund will not exactly match the composition of indices on which options are purchased or written.

The Fund may purchase and write covered straddles on securities or indices.  A long straddle is a combination of a call and a put purchased on the same security where the exercise price of the put is less than or equal to the exercise price on the call.  The Fund would enter into a long straddle when the adviser believes that it is likely that prices will be more volatile during the term of the options than is implied by the option pricing.  A short straddle is a combination of a call and a put written on the same security where the exercise price on the put is less than or equal to the exercise price of the call where the same issue of the security is considered “cover” for both the put and the call.  The Fund would enter into a short straddle when the adviser believes that it is unlikely that prices will be as volatile during the term of the options as is implied by the option pricing.  In such case, the Fund will earmark or segregate cash and/or liquid, unencumbered securities in an account with its custodian equivalent in value to the amount, if any, by which the put is “in-the-money,” that is, that amount by which the exercise price of the put exceeds the current market value of the underlying security.  Because straddles involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

The Fund may purchase put and call warrants with values that vary depending on the change in the value of one or more specified indices (“index warrants”).  An index warrant is usually issued by a bank or other financial institution and gives the Fund the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer of the warrant based on the value of the underlying index at the time of exercise.  In general, if the Fund holds a call warrant and the value of the underlying index rises above the exercise price of the warrant, the Fund will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the Fund holds a put warrant and the value of the underlying index falls, the Fund will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index.  The Fund holding a call warrant would not be entitled to any payments from the issuer at any time when the exercise price is greater than the value of the underlying index; the Fund holding a put warrant would not be entitled to any payments when the exercise price is less than the value of the underlying index.  If the Fund does not exercise an index warrant prior to its expiration, then the Fund loses the amount of the purchase price that it paid for the warrant.

The Fund will normally use index warrants as it may use index options.  The risks of the Fund’s use of index warrants are generally similar to those relating to its use of index options.  Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant.  Also, index warrants generally have longer terms than index options.  Index warrants are not likely to be as liquid as index options backed by a recognized clearing agency.  In addition, the terms of index warrants may limit the Fund’s ability to exercise the warrants at any time or in any quantity.

Options Guidelines.  In view of the risks involved in using the options strategies described above, the Fund has adopted the following investment guidelines to govern its use of such strategies; these guidelines may be modified by the Board of Trustees without shareholder approval:

1.                                       The Fund will write only covered options, and each such option will remain covered so long as the Fund is obligated thereby; and

2.                                       The Fund will not write options (whether on securities or securities indices) if aggregate exercise prices of previous written outstanding options, together with the value of assets used to cover all outstanding positions, would exceed 25% of its total net assets.

Special Characteristics and Risks of Options Trading.  The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction.  If the Fund wishes to terminate its obligation to purchase or sell securities under a put or a call option it has written, the Fund may purchase a put or a call option of the same series (that is, an option identical in its terms to the option previously written).  This is known as a closing purchase transaction.  Conversely, in order to terminate its right to purchase or sell specified securities under a call or put option it has purchased, the Fund may sell an option of the same series as the option held.  This is known as a closing sale transaction.  Closing transactions essentially permit the Fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option.  If the Fund is unable to effect a closing purchase transaction with respect to options it has acquired, the Fund will have to allow the options to expire without recovering all or a portion of the option premiums paid.  If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets used as cover until the options expire or are exercised, and the Fund may experience material losses due to losses on the option transaction itself and in the covering securities.

In considering the use of options to enhance returns or for hedging purposes, particular note should be taken of the following:

1.                                       The value of an option position will reflect, among other things, the current market price of the underlying security or index, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying security or index, and general market conditions.  For this reason, the successful use of options depends upon the adviser’s ability to forecast the direction of price fluctuations in the underlying securities markets or, in the case of index options, fluctuations in the market sector represented by the selected index.

2.                                       Options normally have expiration dates of up to three years.  An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior to expiration.  The exercise price of the options may be below, equal to or above the current market value of the underlying security or index.  Purchased options that expire unexercised have no value.  Unless an option purchased by the Fund is exercised or unless a closing transaction is effected with respect to that position, the Fund will realize a loss in the amount of the premium paid and any transaction costs.

3.                                       A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options.  Although the Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time.  A liquid market may be absent if:  (i) there is insufficient trading interest in the option; (ii) the exchange has imposed restrictions on trading, such as trading halts, trading suspensions or daily price limits; (iii) normal exchange operations have been disrupted; or (iv) the exchange has inadequate facilities to handle current trading volume.

4.                                       With certain exceptions, exchange listed options generally settle by physical delivery of the underlying security.  Index options are settled exclusively in cash for the net amount, if any, by which the option is “in-the-money” (where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised.  If the Fund writes a call option on an index, the Fund will not know in advance the difference, if any, between the closing value of the index on the exercise date and the exercise price of the call option itself and thus will not know the amount of cash payable upon settlement.  If the Fund holds an index option and exercises it before the closing index value for that day is available, the Fund runs the risk that the level of the underlying index may subsequently change.

5.                                       The Fund’s activities in the options markets may result in a higher Series turnover rate and additional brokerage costs; however, the Fund also may save on commissions by using options as a hedge rather than buying or selling individual securities in anticipation of, or as a result of, market movements.

Futures and Related Options Strategies.  The Fund may engage in futures strategies for certain non-trading bona fide hedging, risk management and portfolio management purposes.

The Fund may sell securities index futures contracts in anticipation of a general market or market sector decline that could adversely affect the market value of the Fund’ securities holdings.  To the extent that a portion of the Fund’s holdings correlate with a given index, the sale of futures contracts on that index could reduce the risks associated with a market decline and thus provide an alternative to the liquidation of securities positions.  For example, if the Fund correctly anticipates a general market decline and sells index futures to hedge against this risk, the gain in the futures position should offset some or all of the decline in the value of the Fund’ holdings.  The Fund may purchase index futures contracts if a significant market or market sector advance is anticipated.  Such a purchase of a futures contract would serve as a temporary substitute for the purchase of the underlying securities, which may then be purchased, in an orderly fashion.  This strategy may minimize the effect of all or part of an increase in the market price of securities that the Fund intends to purchase.  A rise in the price of the securities should be in part or wholly offset by gains in the futures position.

As in the case of a purchase of an index futures contract, the Fund may purchase a call option on an index futures contract to hedge against a market advance in securities that the Fund plans to acquire at a future date.  The Fund may write covered put options on index futures as a partial anticipatory hedge, and may write covered call options on index futures as a partial hedge against a decline in the prices of securities held by the Fund.  This is analogous to writing covered call options on securities.  The Fund also may purchase put options on index futures contracts.  The purchase of put options on index futures contracts is analogous to the purchase of protective put options on individual securities where a level of protection is sought below which no additional economic loss would be incurred by the Fund.

Futures and Related Options Guidelines.  In view of the risks involved in using the futures strategies that are described above, the Fund has adopted the following investment guidelines to govern its use of such strategies.  The Board of Trustees may modify these guidelines without shareholder vote.

1.                                       The Fund will engage only in covered futures transactions, and each such transaction will remain covered so long as the Fund is obligated thereby.

2.                                       The Fund will not write options on futures contracts if aggregate exercise prices of previously written outstanding options (whether on securities or securities indices), together with the value of assets used to cover all outstanding futures positions, would exceed 25% of its total net assets.

Special Characteristics and Risks of Futures and Related Options Trading.  No price is paid upon entering into a futures contract.  Instead, upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker through whom the transaction is effected, or earmark, an amount of cash, U.S. Government securities or other liquid instruments generally equal to 10% or less of the contract value.  This amount is known as “initial margin.” When writing a call or a put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules.  Unlike margin in securities transactions, initial margin on futures contracts does not involve borrowing to finance the futures transactions.  Rather, initial margin on a futures contract is in the nature of a performance bond or good-faith deposit on the contract that is returned to the Fund upon termination of the transaction, assuming all obligations have been satisfied.  Under certain circumstances, such as periods of high volatility, the Fund may be required by a futures exchange to increase the level of its initial margin payment.  Additionally, initial margin requirements may be increased generally in the future by regulatory action.  Subsequent payments, called “variation margin,” to and from the broker, are made on a daily basis as the value of the futures or options position varies, a process known as “marking to market.” For example, when the Fund purchases a contract and the value of the contract rises, the Fund receives from the broker a variation margin payment equal to that increase in value.  Conversely, if the value of the futures position declines, the Fund is required to make a variation margin payment to the broker equal to the decline in value.  Variation margin does not involve borrowing to finance the futures transaction, but rather represents a daily settlement of the Fund’s obligations to or from a clearing organization.

Buyers and sellers of futures positions and options thereon can enter into offsetting closing transactions, similar to closing transactions on options on securities, by selling or purchasing an offsetting contract or option.  Futures contracts or options thereon may be closed only on an exchange or board of trade providing a secondary market for such futures contracts or options.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or related option may vary either up or down from the previous day’s settlement price.  Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit.  The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses, because prices could move to the daily limit for several consecutive trading days with little or no trading and thereby prevent prompt liquidation of unfavorable positions.  In such event, it may not be possible for the Fund to close a position, and, in the event of adverse price movements, the Fund would have to make daily cash payments of variation margin (except in the case of purchased options).  However, if futures contracts have been used to hedge portfolio securities, such securities will not be sold until the contracts can be terminated.  In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract.  However, there is no guarantee that the price of the securities will, in fact, correlate with the price movements in the contracts and thus provide an offset to losses on the contracts.

In considering the Fund’s use of futures contracts and related options, particular note should be taken of the following:

1.                                       Successful use by the Fund of futures contracts and related options will depend upon the adviser’s ability to predict movements in the direction of the securities markets, which requires different skills and techniques than predicting changes in the prices of individual securities.  Moreover, futures contracts relate not only to the current price level of the underlying securities, but also to anticipated price levels at some point in the future.  There is, in addition, the risk that the movements in the price of the futures contract will not correlate with the movements in the prices of the securities being hedged.  For example, if the price of an index futures contract moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective, but if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all.  If the price of the securities being hedged has moved in a favorable direction, the advantage may be partially offset by losses in the futures position.  In addition, if the Fund has insufficient cash, it may have to sell assets to meet daily variation margin requirements.  Any such sale of assets may or may not be made at prices that reflect a rising market.  Consequently, the Fund may need to sell assets at a time when such sales are disadvantageous to the Fund.  If the price of the futures contract moves more than the price of the underlying securities, the Fund will experience either a loss or a gain on the futures contract that may or may not be completely offset by movements in the price of the securities that are the subject of the hedge.

2.                                       In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between price movements in the futures position and the securities being hedged, movements in the prices of futures contracts may not correlate perfectly with movements in the prices of the hedged securities due to price distortions in the futures market.  There may be several reasons unrelated to the value of the underlying securities that cause this situation to occur.  First, as noted above, all participants in the futures market are subject to initial and variation margin requirements.  If, to avoid meeting additional margin deposit requirements or for other reasons, investors choose to close a significant number of futures contracts through offsetting transactions, distortions in the normal price relationship between the securities and the futures markets may occur.  Second, because the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market.  Such speculative activity in the futures market also may cause temporary price distortions.  As a result, a correct forecast of general market trends may not result in successful hedging through the use of futures contracts over the short term.  In addition, activities of large traders in both the futures and securities markets involving arbitrage and other investment strategies may result in temporary price distortions.

3.                                       Positions in futures contracts may be closed out only on an exchange or board of trade that provides a secondary market for such futures contracts.  Although the Fund intends to purchase and sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract at any particular time.  In such event, it may not be possible to close a futures position, and in the event of adverse price movements, the Fund would continue to be required to make variation margin payments.

4.                                       Like options on securities, options on futures contracts have limited life.  The ability to establish and close out options on futures will be subject to the development and maintenance of liquid secondary markets on the relevant exchanges or boards of trade.  There can be no certainty that such markets for all options on futures contracts will develop.

5.                                       Purchasers of options on futures contracts pay a premium in cash at the time of purchase.  This amount and the transaction costs are all that is at risk.  Sellers of options on futures contracts, however, must post initial margin and are subject to additional margin calls that could be substantial in the event of adverse price movements.  In addition, although the maximum amount at risk when the Fund purchases an option is the premium paid for the option and the transaction costs, there may be circumstances when the purchase of an option on a futures contract would result in a loss to the Fund when the use of a futures contract would not, such as when there is no movement in the level of the underlying index value or the securities or currencies being hedged.

6.                                       As is the case with options, the Fund’s activities in the futures markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions.  However, the Fund also may save on commissions by using futures contracts or options thereon as a hedge rather than buying or selling individual securities in anticipation of, or as a result of, market movements.

APPENDIX B

DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

A Standard & Poor’s short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days.  The following summarizes the rating categories used by Standard & Poor’s for short-term issues:

“A-1” — Obligations are rated in the highest category and indicate that the obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” — The obligor’s capacity to meet its financial commitment on the obligation is satisfactory.  Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

“A-3” — Obligor has adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” — An obligation is regarded as vulnerable and has significant speculative characteristics.  The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.  Ratings of “B1”, “B-2” and “B-3” may be assigned to indicate finer distinctions within the “B” category.

“B-1” — A short-term obligation rated “B-1” is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

“B-2” — A short-term obligation rated “B-2” is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

“B-3” — A short-term obligation rated “B-3” is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

“C” — Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

“R” — An obligor rated “R” is under regulatory supervision owing to its financial condition.  During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others.

“SD” and “D” — an obligor rated “SD” (selective default) or “D” has failed to pay one or more of its financial obligations (rated or unrated) when it came due.  A “D” rating is assigned when Standard & Poor’s believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due.  An “SD” rating is assigned when Standard & Poor’s believes that the obligor has selectively defaulted on a specific issue or class of obligations, excluding those that qualify as regulatory capital but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner.

“NR” — An issuer designated “NR” is not rated.

Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue.  Currency of repayment is a key factor in this analysis.  An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt.  These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues.  Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Moody’s Investors Service (“Moody’s”) short-term ratings are opinions of the ability of issuers to honor short-term financial obligations.  Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.  Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” — Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” — Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3” — Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

“NP” — Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term ratings scale is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation.  Short-term ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention.  Typically, this means up to 13 months for corporate, sovereign and structured obligations, and up to 36 months for obligations in U.S. public finance markets.  The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” — Securities possess the highest short-term credit quality.  This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” — Securities possess good short-term credit quality.  This designation indicates good intrinsic capacity for timely payment of financial commitments.

“F3” — Securities possess fair short-term credit quality.  This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.

“B” — Securities possess speculative short-term credit quality.  This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

“C” — Securities possess high short-term default risk.  Default is a real possibility.

“RD” — Restricted default.  Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations.  Applicable to entity ratings only.

“D” — Default.  Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

The following summarizes the ratings used by Dominion Bond Rating Service Limited (“DBRS”) for commercial paper and short-term debt:

“R-1 (high)” -  Short-term debt rated “R-1 (high)” is of the highest credit quality, and indicates an entity possessing unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels, and profitability that is both stable and above average. Companies achieving an “R-1 (high)” rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results, and no substantial qualifying negative factors. Given the extremely tough definition DBRS has established for an “R-1 (high)”, few entities are strong enough to achieve this rating.

“R-1 (middle)” — Short-term debt rated “R-1 (middle)” is of superior credit quality and, in most cases, ratings in this category differ from “R-1 (high)” credits by only a small degree. Given the extremely tough definition DBRS has established for the “R-1 (high)” category, entities rated “R-1 (middle)” are also considered strong credits, and typically exemplify above average strength in key areas of consideration for the timely repayment of short-term liabilities.

“R-1 (low)” — Short-term debt rated “R-1 (low)” is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt, and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors that exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

“R-2 (high)” — Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality.  The ability to repay obligations as they mature remains acceptable, although the overall strength and outlook for key liquidity, debt, and profitability ratios is not as strong as credits rated in the “R-1 (low)” category.  Relative to the latter category, other shortcomings often include areas such as stability, financial flexibility, and the relative size and market position of the entity within its industry.

“R-2 (middle)” — Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality.  Relative to the “R-2 (high)” category, entities rated “R-2 (middle)” typically have some combination of higher volatility, weaker debt or liquidity positions, lower future cash flow capabilities, or are negatively impacted by a weaker industry.  Ratings in this category would be more vulnerable to adverse changes in financial and economic conditions.

“R-2 (low)” — Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality, typically having some combination of challenges that are not acceptable for an “R-2 (middle)” credit.  However, “R-2 (low)” ratings still display a level of credit strength that allows for a higher rating than the “R-3” category, with this distinction often reflecting the issuer’s liquidity profile.

“R-3” — Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality, one step up from being speculative.  While not yet defined as speculative, the R-3 category signifies that although repayment is still expected, the certainty of repayment could be impacted by a variety of possible adverse developments, many of which would be outside the issuer’s control.  Entities in this area often have limited access to capital markets and may also have limitations in securing alternative sources of liquidity, particularly during periods of weak economic conditions.

“R-4” — Short-term debt rated R-4 is speculative.  R-4 credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear.  Due to its speculative nature, companies with R-4 ratings would normally have very limited access to alternative sources of liquidity.  Earnings and cash flow would typically be very unstable, and the level of overall profitability of the entity is also likely to be low.  The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

“R-5” — Short-term debt rated R-5 is highly speculative.  There is a reasonably high level of uncertainty as to the ability of the entity to repay the obligations on a continuing basis in the future, especially in periods of economic recession or industry adversity.  In some cases, short term debt rated R-5 may have challenges that if not corrected, could lead to default.

“D” — A security rated “D” implies the issuer has either not met a scheduled payment or the issuer has made it clear that it will be missing such a payment in the near future.  In some cases, DBRS may not assign a “D” rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation.  Once assigned, the “D” rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is discontinued or reinstated by DBRS.

Long-Term Credit Ratings

The following summarizes the ratings used by Standard & Poor’s for long-term issues:

“AAA” — An obligor rated “AAA” has extremely strong capacity to meet its financial commitments.  “AAA” is the highest issuer credit rating assigned by Standard & Poor’s.

“AA” — An obligor rated “AA” has very strong capacity to meet its financial commitments.  It differs from the highest-rated obligors only to a small degree.

“A” — An obligor rated “A” has strong capacity to meet its financial commitments but is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in higher-rated categories.

“BBB” — An obligor rated “BBB” has adequate capacity to meet its financial commitments.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

“BB,” “B,” “CCC” and “CC” — Obligors rated “BB,” “B,” “CCC” and “CC” are regarded as having significant speculative characteristics.  “BB” indicates the least degree of speculation and “CC” the highest.  While such obligors will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” — An obligor rated “BB” is less vulnerable in the near term than other lower-rated obligors.  However, it faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitments.

“B” — An obligor rated “B” is more vulnerable than the obligors rated “BB”, but the obligor currently has the capacity to meet its financial commitments.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments.

“CCC” — An obligor rated “CCC” is currently vulnerable, and is dependent upon favorable business, financial and economic conditions to meet its financial commitments.

“CC” — An obligor rated “CC” is currently highly vulnerable.

Plus (+) or minus (-) — The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

“R” —  An obligor rated “R” is under regulatory supervision owing to its financial condition.  During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others.

“SD” and “D” — An obligor rated “SD” (selective default) or “D” has failed to pay one or more of its financial obligations (rated or unrated) when it came due.  A “D” rating is assigned when Standard & Poor’s believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due.  An “SD” rating is assigned when Standard & Poor’s believes that the obligor has selectively defaulted on a specific issue or class of obligations, excluding those that qualify as regulatory capital, but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner.  A selective default includes the completion of a distressed exchange offer, whereby one or more financial obligation is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

“NR” — An issuer designated “NR” is not rated.

Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue.  Currency of repayment is a key factor in this analysis.  An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt.  These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues.  Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” — Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

“Aa” — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” — Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

“Baa” — Obligations rated “Baa” are subject to moderate credit risk.  They are considered medium-grade and as such may possess certain speculative characteristics.

“Ba” — Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

“B” — Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” — Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

“Ca” — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” — Obligations rated “C” are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note:  Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.”  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The following summarizes long-term ratings used by Fitch:

“AAA” — Securities considered to be of the highest credit quality.  “AAA”  ratings denote the lowest expectation of default risk.  They are assigned only in cases of exceptionally strong capacity for payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” — Securities considered to be of very high credit quality.  “AA” ratings denote expectations of very low default risk.  They indicate very strong capacity for payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

“A” — Securities considered to be of high credit quality.  “A” ratings denote expectations of low default risk.  The capacity for payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

“BBB” — Securities considered to be of good credit quality.  “BBB” ratings indicate that expectations of default risk are currently low.  The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

“BB” — Securities considered to be speculative.  “BB” ratings indicate that there is an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

“B” — Securities considered to be highly speculative.  “B” ratings indicate that material default risk is present, but a limited margin of safety remains.  Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

“CCC,” “CC” and “C” — A “CCC” rating indicates substantial credit risk, with default a real possibility.  A “CC” rating indicates very high levels of credit risk.  Default of some kind appears probable.  “C” ratings signal exceptionally high levels of credit risk.  Default is imminent or inevitable, or the issuer is in standstill.

“RD” — indicates an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased business.

“D” — indicates an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a coercive debt exchange.

“Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable.  This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default.  Another alternative would be where an issuer has formally announced a coercive debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to the “AAA” long-term rating category or to categories below “B”.

The following summarizes the ratings used by DBRS for long-term debt:

“AAA” -  Long-term debt rated “AAA” is of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity.  The strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely high standard that DBRS has set for this category, few entities are able to achieve a “AAA” rating.

“AA” — Long-term debt rated “AA” is of superior credit quality, and protection of interest and principal is considered high.  In many cases they differ from long-term debt rated “AAA” only to a small degree.  Given the extremely restrictive definition DBRS has for the “AAA” category, entities rated “AA” are also considered to be strong credits, typically exemplifying above-average strength in key areas of consideration and unlikely to be significantly affected by reasonably foreseeable events.

“A” — Long-term debt rated “A” is of satisfactory credit quality.  Protection of interest and principal is still substantial, but the degree of strength is less than that of “AA” rated entities. While “A” is a respectable rating, entities in this category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher-rated securities.

“BBB” — Long-term debt rated “BBB” is of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.

“BB” — Long-term debt rated “BB” is defined to be speculative and non-investment grade, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession.  Entities in the “BB” range typically have limited access to capital markets and additional liquidity support.  In many cases, deficiencies in critical mass, diversification, and competitive strength are additional negative considerations.

“B” — Long-term debt rated “B” is highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

“CCC”, “CC” and “C” —Long-term debt rated in any of these categories is very highly speculative and is in danger of default of interest and principal. The degree of adverse elements present is more severe than long-term debt rated “B.”  Long-term debt rated below “B” often have features which, if not remedied, may lead to default. In practice, there is little difference between these three categories, with “CC” and “C” normally used for lower ranking debt of companies for which the senior debt is rated in the “CCC” to “B” range.

“D” — A security rated “D” implies the issuer has either not met a scheduled payment of interest or principal; that the issuer has made it clear that it will miss such a payment in the near future or in certain cases, that there has been a distressed exchange.  In some cases, DBRS may not assign a “D” rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation.  Once assigned, the “D” rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is discontinued or reinstated by DBRS.  Where this scale is used for preferred securities, the nonpayment of a dividend will only be considered as a “D” if the missed payment constitutes default per the legal documents.

(“high”, “low”) — Each rating category is denoted by the subcategories “high” and “low”.  The absence of either a “high” or “low” designation indicates the rating is in the “middle” of the category.  The “AAA” and “D” categories do not utilize “high”, “middle”, and “low” as differential grades.

Municipal Note Ratings

A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating.  Notes with an original maturity of more than three years will most likely receive a long-term debt rating.  The following criteria will be used in making that assessment:

•                  Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•                  Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

“SP-1” — The issuers of these municipal notes exhibit a strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

“SP-2” — The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” — The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

Moody’s uses three rating categories for short-term municipal obligations that are considered investment grade.  These ratings are designated as Municipal Investment Grade (“MIG”) and are divided into three levels — “MIG-1” through “MIG-3”.  In addition, those short-term obligations that are of speculative quality are designated “SG”, or speculative grade.  MIG ratings expire at the maturity of the obligation.  The following summarizes the ratings used by Moody’s for these short-term obligations:

“MIG-1” — This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” — This designation denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” — This designation denotes acceptable credit quality.  Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” — This designation denotes speculative-grade credit quality.  Debt instruments in this category may lack sufficient margins of protection.

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating.  The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments.  The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or “VMIG” rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated “NR”, e.g., “Aaa/NR” or “NR/VMIG-1”.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

“VMIG-1” — This designation denotes superior credit quality.  Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-2” — This designation denotes strong credit quality.  Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-3” — This designation denotes acceptable credit quality.  Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“SG” — This designation denotes speculative-grade credit quality.  Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

About Credit Ratings

A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs).  It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated.  The opinion reflects Standard & Poor’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Moody’s credit ratings must be construed solely as statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities.

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations.  Fitch credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested.  Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

DBRS credit ratings are opinions based on the quantitative and qualitative analysis of information sourced and received by DBRS, which information is not audited or verified by DBRS.  Ratings are not buy, hold or sell recommendations and they do not address the market price of a security.  Ratings may be upgraded, downgraded, placed under review, confirmed and discontinued.

APPENDIX C

ROXBURY CAPITAL MANAGEMENT, LLC

Proxy Voting Policies and Procedures

I.  GENERAL PRINCIPLES

Roxbury Capital Management, LLC (“Roxbury”) recognizes its responsibility to vote proxies with respect to securities owned by a client in the economic best interests of its client and without regard to the interests of Roxbury or any other client of Roxbury.

These Proxy Voting Policies and Procedures (“Policies”) apply to securities held in client accounts in which Roxbury has direct voting authority.  The Policies are subject to any proxy voting guideline or direction of a client as long as following the proxy voting guideline or direction is prudent under the circumstances.

Roxbury’s policy is to exercise its proxy voting discretion absent special circumstances and in accordance with the guidelines set forth in the “Proxy Voting Guidelines” below.  Any changes to the Proxy Voting Guidelines (“Guidelines”) must be pre-approved in writing by the Proxy Voting Committee (“Committee”).

II. VOTING PROCESS

Roxbury votes all proxies on behalf of a client’s portfolio in fundamentally driven strategies unless: a) the client requests in writing that Roxbury not vote; b) the proxies are associated with unsupervised securities; c) the proxies are associated with securities transferred to Roxbury’s management then liquidated; d) the costs of voting the proxies outweigh the benefits; or e) the proxy ballot is not received.

In addition, Roxbury does not vote proxies for some accounts that it manages under agreements it has with certain brokerage consultant firms whereby clients pay a single fee based on a percentage of assets under management for brokerage, custody and Roxbury’s investment management services (“Wrap Fee Agreement”).  If Roxbury does not vote the proxies, it may make proxy-voting recommendations to the brokerage consultant firm with whom it has a Wrap Fee Agreement and that firm votes the proxies.

The Operations Department (“Operations”) is responsible for coordinating the voting of proxies received by Roxbury. Operations will forward proxy proposals to the appropriate industry Analyst or Portfolio Manager.    The Analyst or Portfolio Manager will review the issues to be voted upon, related information, and the research provided by a proxy research service.  The proxy research service also provides customized proxy research consistent with Roxbury’s policies for accounts with special vote sensitivities, including Taft Hartley accounts.  The Analyst or Portfolio Manager will make a recommendation as to how the proxy issues should be voted.

C-13

The Proxy Voting Committee provides centralized management of the proxy voting process and makes all proxy voting decisions except under special circumstances as noted below. The Committee:

a)  supervises the proxy voting process, including the identification and review of potential material conflicts of interest involving Roxbury and the proxy voting process with respect to securities owned by a client;

b)  determines how to vote proxies relating to issues not covered by these Policies; and

c)  determines when Roxbury may deviate from these Policies.

The Proxy Voting Committee has at least three members at all times.  Members of the Committee are comprised of Portfolio Managers and the Chief Compliance Officer.

The Proxy Voting Committee will review the Analyst or Portfolio Manager’s recommendation if it differs from the proxy research firm’s recommendation per the Proxy Voting Guidelines.  Following the review of the recommendation, the proxy will be voted according to the majority vote of the Committee.  If a Committee member disagrees with the recommendation of the Analyst or Portfolio Manager, the reasons for the disagreement will be documented.  Compliance will keep documents of proxy decisions made by the Committee.  Since Roxbury generally considers the quality of a company’s management in making investment decisions, Roxbury regularly votes proxies in accordance with the recommendations of a company’s management if there is no conflict with shareholder value.

Roxbury may determine not to vote proxies with respect to securities of any issuer if it determines it would be in its clients’ overall best interests not to vote.  Such determination may apply with respect to all client holdings of the securities or only certain specified clients, as Roxbury deems appropriate under the circumstances.  As an example, the Proxy Voting Committee may determine not to vote certain securities positions if, in its judgment, the expense and administrative inconvenience of voting the securities outweigh the benefits to clients.

Roxbury uses a proxy-voting agent to ensure that, as much as possible, eligible shares are voted and timely reporting is provided to Roxbury and its clients.  Operations submits proxy votes for a portfolio to the proxy-voting agent if the custodian of the portfolio’s assets has a relationship with the agent, the custodian sets up the distribution of ballots properly for Roxbury to vote, and the portfolio is set up properly in the proxy-voting agent’s system.  If Roxbury receives ballots from a source other than the proxy-voting agent, Roxbury will try to vote them using other means.

C-14

FORM N-lA

PART C:  OTHER INFORMATION

Item 28. EXHIBITS.

(a)(1)	Certificate of Trust is incorporated herein by reference to Exhibit (a)(1) of the Registrant’s Registration Statement on Form N-1A as filed on May 1, 2006.

(a)(2)	Amended and Restated Agreement and Declaration of Trust are incorporated herein by reference to Exhibit (a)(2) of the Registrant’s Registration Statement on Form N-1A as filed on October 26, 2007.

(b)	By-laws are incorporated herein by reference to Exhibit (b) of the Registrant’s Registration Statement on Form N-1A as filed on May 1, 2006.

(c)(1)	Article 3 and Article 7 of Agreement and Declaration of Trust which is incorporated by reference to Item 23(a)(3) of the Registrant’s Registration Statement on Form N-1A as filed on October 26, 2007.

(c)(2)	Article 3, Article 8 and Article 9 of By-laws which are incorporated by reference to Item 23(b) of the Registrant’s Registration Statement on Form N-1A as filed on October 26, 2007.

(d)(1)

Investment Advisory Agreement between the Registrant and Roxbury Capital Management, LLC is incorporated herein by reference to Exhibit (d)(1) of the Registrant’s Registration Statement on Form N-1A as filed on October 26, 2007.

(d)(2)

Expense Limitation Agreement between the Registrant and Roxbury Capital Management, LLC is incorporated herein by reference to Exhibit (d)(2) of the Registrant’s Registration Statement on Form N-1A as filed on October 26, 2007.

(e)

Underwriting Agreement between the Registrant and Professional Funds Distributor, LLC is incorporated herein by reference to Exhibit (e) of the Registrant’s Registration Statement on Form N-1A as filed on October 26, 2007.

(f)	None

(g)

Custodian Services Agreement between the Registrant and PFPC Trust Company is incorporated herein by reference to Exhibit (g) of the Registrant’s Registration Statement on Form N-1A as filed on October 28, 2009.

(h)(1)

Transfer Agency Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.) is incorporated herein by reference to Exhibit (h)(1) of the Registrant’s Registration Statement on Form N-1A as filed on October 28, 2009..

(h)(2)

Administration and Accounting Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.) is incorporated herein by reference to Exhibit (h)(2) of the Registrant’s Registration Statement on Form N-1A as filed on October 28, 2009.

(i)	Opinion of Counsel to be filed by amendment.

(j)(1)	Consent of Independent Registered Public Accounting Firm to be filed by amendment.

(j)(2)	Consent of Counsel is filed herewith.

(k)	None.

(l)	Share Purchase Agreement is incorporated herein by reference to Exhibit (l) of the Registrant’s Registration Statement on Form N-1A as filed on October 26, 2007.

(m)	None.

(n)	Multiple Class Plan Pursuant to Rule 18f-3 is incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A as filed on June 30, 2006.

(p)(1)	Amended Code of Ethics for the Registrant is incorporated by reference to Exhibit (p)(1) of the Registrant’s Registration Statement on Form N-1A as filed on October 23, 2008.

(p)(2)	Amended Code of Ethics for Roxbury Capital Management, LLC is filed herewith.

Item 29.                            PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH TRUST.

None.

Item 30.                            INDEMNIFICATION.

Article 9 of the Amended and Restated Agreement and Declaration of Trust provides for indemnification of the Trustees, officers and agents of the Trust, subject to certain limitations.  The Declaration of Trust is incorporated herein by reference to Exhibit 23(a)(2) of the Registrant’s Registration Statement on Form N-1A as filed on October 26, 2007.

The Trust is party to an investment advisory agreement with Roxbury Capital Management, LLC (the “Adviser”). Section 8 of the investment advisory agreement provides that in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of obligations or duties under the agreement, the Adviser shall not be subject to liability to the Trust or a Fund, any Portfolio of the Trust or any of its shareholders for any act or omission in the course of, or connected with, rendering services under the agreement or for any losses that may be sustained in the purchase, holding or sale of any security or the making of any investment for or on behalf of the Trust or a Fund.

The Trust is party to an underwriting agreement with Professional Funds Distributor, LLC (the “Distributor”).  Section 9 of the underwriting agreement provides that the Trust will indemnify and hold harmless the Distributor and its affiliates from all taxes, charges, expenses, assessments, claims and liabilities (including, reasonable attorneys’ fees and disbursements and liabilities arising under the federal securities laws and any state and foreign securities and blue sky laws) arising directly or indirectly from any action or omission to act which the Distributor takes in connection with the provision of services to the Trust.  Notwithstanding the foregoing, neither the Distributor, nor any of its affiliates, shall be indemnified against any liability (or any expenses incident to such liability) caused by the Distributor’s or its affiliates’ own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties and obligations under the underwriting agreement or any material breach by the Distributor of the underwriting agreement or any other agreement between the Distributor and the Trust.

The Trust also agrees to indemnify and hold harmless the Distributor, its officers, directors, and employees, and any person who controls the Distributor within the meaning of Section 15 of the Securities Act of 1933 (the “1933 Act”), free and harmless (a) from and against any and all claims, costs, expenses (including reasonable attorneys’ fees) losses, damages, charges, payments and liabilities of any sort or kind which the Distributor, its officers, directors, employees or any such controlling person may incur under the 1933 Act, under any other statute, at common law or otherwise, arising out of or based upon:  (i) any untrue statement, or alleged untrue statement, of a material fact contained in the Trust’s Registration Statement, Prospectus, Statement of Additional Information, or sales literature (including amendments and supplements thereto), or (ii) any omission, or alleged omission, to state a material fact required to be stated in the Trust’s Registration Statement, Prospectus, Statement of Additional Information or sales literature (including amendments or supplements thereto), necessary to make the statements therein not misleading, provided, however, that insofar as losses, claims, damages, liabilities or expenses arise out of or are based upon any such untrue statement or omission or alleged untrue statement or omission made in reliance on and in conformity with information furnished to the Trust by the Distributor or its affiliated persons for use in the Trust’s Registration Statement, Prospectus, or Statement of Additional Information or sales literature (including amendments or supplements thereto), such indemnification is not applicable; and (b) from and against any and all such claims, demands, liabilities and expenses (including such costs and counsel fees) which the Trust, its officers and trustees, or such controlling person, may incur in connection with the underwriting agreement or the Distributor’s performance thereunder (but excluding such claims, demands, liabilities and expenses (including such costs and counsel fees) arising out of or based upon any untrue statement, or alleged untrue statement, of a material fact contained in any Registration Statement or any Prospectus or arising out of or based upon any omission, or alleged omission, to state a material fact required to be stated in either any Registration Statement or any Prospectus or necessary to make the statements in either thereof not misleading), unless such claims, demands, liabilities and expenses (including such costs and counsel fees) arise by reason of the Distributor’s willful misfeasance, bad faith or gross negligence in the performance of the Distributor’s duties under the underwriting agreement.  The Trust acknowledges and agrees that in the event that the Distributor, at the request of the Trust, is required to give indemnification comparable to that set forth in this paragraph to any broker-dealer selling shares of the Trust or servicing agent servicing the shareholders of the Trust and such broker-dealer or servicing agent shall make a claim for indemnification against the Distributor, the Distributor shall make a similar claim for indemnification against the Trust.

Item 31.                            BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

Roxbury Capital Management, LLC (“Roxbury”)

The only employment of a substantial nature of each of Roxbury’s directors and officers is with Roxbury.

Item 32.                            PRINCIPAL UNDERWRITER.

(a)          Professional Funds Distributor, LLC (the “Distributor”) serves as the Trust’s principal underwriter.  The Distributor also serves as principal underwriter for the following investment companies as of July 21, 2010:

PNC Funds

PNC Advantage Funds

EIP Growth & Income Fund

WT Investment Trust

Professional Funds Distributor, LLC is registered with the Securities and Exchange Commission as a broker-dealer and is a member of The Financial Industry Regulatory Authority.  Professional Funds Distributor, LLC is located at 760 Moore Road, King of Prussia, Pennsylvania 19406.

(b)         The following is a list of the executive officers, directors, and partners of Professional Funds Distributor, LLC:

Philip H. Rinnander - President & Owner

Barbara A. Rice - Vice President

Jennifer DiValerio - Vice President

Nancy Tindall — Vice President

(c)          Not applicable.

Item 33.         LOCATION OF ACCOUNTS AND RECORDS.

(1)                      PFPC Trust Company, 8800 Tinicum Boulevard, Suite 200, Philadelphia, Pennsylvania 19153 (records relating to its functions as custodian).

(2)                      Professional Funds Distributor, LLC, 760 Moore Road, King of Prussia, Pennsylvania 19406 (records relating to its functions as distributor).

(3)                      BNY Mellon Investment Servicing (US) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.), 301 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as administrator and accounting agent and with respect to minute books).

(4)                      BNY Mellon Investment Servicing (US) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.), 760 Moore Road, King of Prussia, Pennsylvania 19406 (records relating to its function as transfer agent and dividend disbursing agent).

(5)                      Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103 (Registrant’s Agreement and Declaration of Trust and By-laws).

(6)                      Roxbury Capital Management, LLC, 6001 Shady Oak Road, Suite 200, Minnetonka, MN 55343 (records relating to its functions as investment adviser).

Item 34.                            MANAGEMENT SERVICES.

There are no management-related service contracts not discussed in Part A or Part B.

Item 35.                            UNDERTAKINGS.

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 6 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minnetonka, and State of Minnesota, on the 23rd day of August, 2010.

THE ROXBURY FUNDS

By:	/s/ Brian C. Beh
Name:	Brian C. Beh
Title:	Trustee and President

Pursuant to the requirements of the 1933 Act, this Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

* Kenneth Gudorf	Trustee and Chairman of the Board	August 23, 2010
Kenneth Gudorf

* John Otterlei	Trustee	August 23, 2010
John Otterlei

/s/ Brian C. Beh	Trustee and President	August 23, 2010
Brian C. Beh

/s/ Lance P. Simpson	Treasurer and Chief Compliance Officer	August 23, 2010
Lance P. Simpson

*By:	/s/ Brian C. Beh
Brian C. Beh
Attorney-In-Fact (pursuant to Power of Attorney)

Certificate of Secretary

The undersigned hereby certifies that the following resolution was duly adopted by the Board of Trustees of The Roxbury Funds on August 4, 2010 and remains in effect on the date hereof:

RESOLVED, that the Trustees and officers of the Trust who may be required to execute any amendment to the Trust’s Registration Statement be, and hereby are, authorized to execute a power of attorney appointing Brian C. Beh and Michael P. Malloy, and either of them, their true and lawful attorney or attorneys, to execute in their name, place and stead, any and all amendments to the Registration Statement, and all instruments necessary or incidental in connection therewith, and to file the same with the SEC; and either of said attorneys shall have power to act thereunder, with or without the other of said attorneys, and shall have full power of substitution and re-substitution; and to do in the name and on behalf of said Trustees and officers, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as each or any of said Trustees and officers might or could do in person.

The Roxbury Funds

Date: August 23, 2010	By:	/s/ Michael P. Malloy
Michael P. Malloy
Secretary

THE ROXBURY FUNDS

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, John Otterlei, hereby constitutes and appoints Brian C. Beh and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of The Roxbury Funds, the Registration Statement on Form N-1A and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: June 6, 2006

/s/ John Otterlei
John Otterlei

THE ROXBURY FUNDS

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Kenneth Gudorf, hereby constitutes and appoints Brian C. Beh and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of The Roxbury Funds, the Registration Statement on Form N-1A and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: June 6, 2006

/s/ Kenneth Gudorf
Kenneth Gudorf

EXHIBIT INDEX

Exhibit No.	Description

99.28(j)(2)	Consent of Drinker Biddle & Reath LLP

99.28(p)(2)	Amended Code of Ethics for Roxbury Capital Management, LLC